UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

Schedule of Investments — RS Partners VIP Series

March 31, 2012 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 91.2%
Advertising Agencies — 3.5%
Groupe Aeroplan, Inc.	CAD	43,690	$540,075
			540,075

Auto Parts — 1.0%
BorgWarner, Inc.(1)		1,833	154,595
			154,595

Banks: Diversified — 5.5%
Associated Banc-Corp.		21,774	303,965
First Horizon National Corp.		51,064	530,044
			834,009

Biotechnology — 2.0%
Myriad Genetics, Inc.(1)		12,816	303,226
			303,226

Computer Services, Software & Systems — 12.5%
Acxiom Corp.(1)		40,311	591,765
AOL, Inc.(1)		34,788	659,928
DST Systems, Inc.		6,331	343,330
Parametric Technology Corp.(1)		11,274	314,996
			1,910,019

Consumer Electronics — 2.9%
Harman International Industries, Inc.		9,440	441,886
			441,886

Consumer Lending — 1.8%
MoneyGram International, Inc.(1)		15,022	270,396
			270,396

Financial Data & Systems — 2.8%
Euronet Worldwide, Inc.(1)		20,784	434,178
			434,178

Foods — 1.1%
Post Holdings, Inc.(1)		5,092	167,679
			167,679

Health Care Facilities — 2.8%
VCA Antech, Inc.(1)		18,700	434,027
			434,027

Health Care Management Services — 1.6%
Magellan Health Services, Inc.(1)		4,985	243,318
			243,318

Household Furnishings — 1.5%
Fortune Brands Home & Security, Inc.(1)		10,609	234,141
			234,141

Insurance: Life — 7.3%
StanCorp Financial Group, Inc.		12,943	529,887
Torchmark Corp.		11,618	579,157
			1,109,044

Insurance: Multi-Line — 1.5%
eHealth, Inc.(1)		14,029	228,813
			228,813

Insurance: Property-Casualty — 1.9%
Genworth MI Canada, Inc.	CAD	13,270	294,416
			294,416

Medical Equipment — 2.4%
Sirona Dental Systems, Inc.(1)		7,012	361,398
			361,398

Metals & Minerals: Diversified — 4.0%
Compass Minerals International, Inc.		8,627	618,901
			618,901

Office Supplies & Equipment — 0.9%
Avery Dennison Corp.		4,720	142,214
			142,214

Oil: Crude Producers — 6.4%
Denbury Resources, Inc.(1)		15,613	284,625
Laredo Petroleum Holdings, Inc.(1)		5,090	119,310
Peyto Exploration & Development Corp.	CAD	35,082	576,112
			980,047

Precious Metals & Minerals — 3.5%
Horsehead Holding Corp.(1)		10,670	121,531
New Gold, Inc.(1)		42,228	417,213
			538,744

Real Estate Investment Trusts — 1.4%
Redwood Trust, Inc.		19,669	220,293
			220,293

Scientific Instruments: Pollution Control — 3.3%
Waste Connections, Inc.		15,420	501,613
			501,613

Semiconductors & Components — 6.4%
Atmel Corp.(1)		50,419	497,131
Integrated Device Technology, Inc.(1)		67,351	481,560
			978,691

Specialty Retail — 4.7%
GameStop Corp., Class A		32,727	714,758
			714,758

Textiles, Apparel & Shoes — 1.7%
Guess?, Inc.		8,548	267,125
			267,125

Utilities: Gas Distributors — 2.7%
Questar Corp.		21,410	412,357
			412,357

Utilities: Miscellaneous — 4.1%
Calpine Corp.(1)		36,334	625,308
			625,308
Total Common Stocks (Cost $11,850,625)			13,961,271

		Principal Amount
Repurchase Agreements — 9.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $1,446,001, due 4/2/2012(2)		$1,446,000	1,446,000
Total Repurchase Agreements (Cost $1,446,000)			1,446,000
Total Investments — 100.7% (Cost $13,296,625)			15,407,271
Other Liabilities, Net — (0.7)%			(102,962)
Total Net Assets — 100.0%			$15,304,309

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners VIP Series

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2021	$1,480,160

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$13,961,271	$—	$—	$13,961,271
Repurchase Agreements	—	1,446,000	—	1,446,000

Total	$13,961,271	$1,446,000	$—	$15,407,271

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value VIP Series

March 31, 2012 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 100.3%
Advertising Agencies — 1.9%
Groupe Aeroplan, Inc.	CAD	2,255	$27,875
			27,875

Banks: Diversified — 8.7%
Associated Banc-Corp.		2,017	28,157
First Horizon National Corp.		6,361	66,027
KeyCorp		4,252	36,142
			130,326

Biotechnology — 5.0%
Life Technologies Corp.(1)		1,540	75,183
			75,183

Building Materials — 4.0%
Martin Marietta Materials, Inc.		700	59,941
			59,941

Chemicals: Diversified — 7.8%
Airgas, Inc.		583	51,870
FMC Corp.		604	63,939
			115,809

Chemicals: Specialty — 3.6%
International Flavors & Fragrances, Inc.		920	53,912
			53,912

Coal — 2.7%
Peabody Energy Corp.		1,411	40,863
			40,863

Computer Services, Software & Systems — 5.3%
Symantec Corp.(1)		4,190	78,353
			78,353

Containers & Packaging — 4.0%
Crown Holdings, Inc.(1)		1,620	59,665
			59,665

Diversified Financial Services — 2.8%
Ameriprise Financial, Inc.		739	42,219
			42,219

Diversified Retail — 2.0%
Family Dollar Stores, Inc.		460	29,109
			29,109

Electronic Entertainment — 2.6%
Activision Blizzard, Inc.		3,059	39,216
			39,216

Insurance: Life — 2.5%
Aflac, Inc.		814	37,436
			37,436

Insurance: Multi-Line — 3.7%
Willis Group Holdings PLC		1,581	55,303
			55,303

Insurance: Property-Casualty — 4.1%
RenaissanceRe Holdings Ltd.		801	60,660
			60,660

Oil: Crude Producers — 14.9%
ARC Resources Ltd.	CAD	1,750	40,178
Denbury Resources, Inc.(1)		1,775	32,358
Southwestern Energy Co.(1)		2,790	85,374
Talisman Energy, Inc.		5,159	65,003
			222,913

Pharmaceuticals — 4.8%
Warner Chilcott PLC, Class A(1)		4,267	71,728
			71,728
Semiconductors & Components — 4.2%
Atmel Corp.(1)		6,406	63,163
			63,163

Specialty Retail — 8.2%
Advance Auto Parts, Inc.		297	26,305
GameStop Corp., Class A		4,391	95,900
			122,205

Utilities: Gas Distributors — 2.4%
Questar Corp.		1,814	34,938
			34,938

Utilities: Miscellaneous — 5.1%
Calpine Corp.(1)		4,380	75,380
			75,380
Total Common Stocks (Cost $1,248,193)			1,496,197

		Principal Amount
Repurchase Agreements — 0.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $7,000, due 4/2/2012(2)		$7,000	7,000
Total Repurchase Agreements (Cost $7,000)			7,000
Total Investments — 100.8% (Cost $1,255,193)			1,503,197
Other Liabilities, Net — (0.8)%			(11,319)
Total Net Assets — 100.0%			$1,491,878

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2021	$11,171

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value VIP Series

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,496,197	$—	$—	$1,496,197
Repurchase Agreements	—	7,000	—	7,000

Total	$1,496,197	$7,000	$—	$1,503,197

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 85.2%
Aerospace — 2.5%
Lockheed Martin Corp.	273,683	$24,593,154
		24,593,154

Asset Management & Custodian — 2.3%
State Street Corp.	497,640	22,642,620
		22,642,620

Banks: Diversified — 3.5%
KeyCorp	4,022,620	34,192,270
		34,192,270

Building Materials — 3.4%
Martin Marietta Materials, Inc.	389,174	33,324,970
		33,324,970

Chemicals: Specialty — 3.7%
Praxair, Inc.	312,867	35,867,073
		35,867,073

Computer Services, Software & Systems — 9.5%
Microsoft Corp.	1,497,617	48,298,148
Symantec Corp.(1)	2,320,270	43,389,049
		91,687,197

Consumer Services: Miscellaneous — 3.4%
eBay, Inc.(1)	899,400	33,178,866
		33,178,866

Diversified Manufacturing Operations — 3.3%
Honeywell International, Inc.	525,785	32,099,174
		32,099,174

Diversified Media — 2.6%
News Corp., Class A	1,286,035	25,322,029
		25,322,029

Drug & Grocery Store Chains — 3.1%
CVS Caremark Corp.	668,890	29,966,272
		29,966,272

Electronic Entertainment — 2.2%
Activision Blizzard, Inc.	1,682,602	21,570,958
		21,570,958

Financial Data & Systems — 2.3%
Thomson Reuters Corp.	764,124	22,083,184
		22,083,184

Insurance: Life — 4.5%
Aflac, Inc.	437,124	20,103,333
Prudential Financial, Inc.	365,550	23,172,214
		43,275,547

Insurance: Multi-Line — 2.8%
MetLife, Inc.	731,110	27,306,959
		27,306,959

Insurance: Property-Casualty — 2.9%
The Allstate Corp.	838,870	27,615,600
		27,615,600
Metals & Minerals: Diversified — 1.9%
BHP Billiton Ltd., ADR	258,557	18,719,527
		18,719,527

Oil: Crude Producers — 8.4%
Occidental Petroleum Corp.	97,066	9,243,595
Southwestern Energy Co.(1)	1,372,222	41,989,994
Talisman Energy, Inc.	2,400,297	30,243,742
		81,477,331

Pharmaceuticals — 11.0%
Merck & Co., Inc.	922,871	35,438,246
Pfizer, Inc.	1,557,830	35,300,428
Warner Chilcott PLC, Class A(1)	2,129,811	35,802,123
		106,540,797

Precious Metals & Minerals — 2.2%
Goldcorp, Inc.	469,587	21,159,590
		21,159,590

Specialty Retail — 1.6%
The Gap, Inc.	598,724	15,650,645
		15,650,645

Telecommunications Equipment — 4.0%
Motorola Solutions, Inc.	755,150	38,384,275
		38,384,275

Transportation Miscellaneous — 4.1%
United Parcel Service, Inc., Class B	496,550	40,081,516
		40,081,516
Total Common Stocks (Cost $744,796,168)		826,739,554

	Principal Amount
Repurchase Agreements — 14.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $144,637,121, due 4/2/2012(2)	$144,637,000	144,637,000
Total Repurchase Agreements (Cost $144,637,000)		144,637,000
Total Investments — 100.1% (Cost $889,433,168)		971,376,554
Other Liabilities, Net — (0.1)%		(1,255,353)
Total Net Assets — 100.0%		$970,121,201

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.875%	9/30/2017	147,529,900

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$826,739,554	$—	$—	$826,739,554
Repurchase Agreements	—	144,637,000	—	144,637,000

Total	$826,739,554	$144,637,000	$—	$971,376,554

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources VIP Series

March 31, 2012 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 92.5%
Building Materials — 3.9%
Martin Marietta Materials, Inc.		6,888	$589,819
			589,819

Chemicals: Diversified — 3.4%
FMC Corp.		4,895	518,185
			518,185

Chemicals: Specialty — 2.2%
Praxair, Inc.		2,978	341,398
			341,398

Coal — 3.8%
Peabody Energy Corp.		20,353	589,423
			589,423

Copper — 5.8%
Antofagasta PLC	GBP	23,589	434,657
Taseko Mines Ltd.(1)		130,400	459,008
			893,665

Fertilizers — 2.1%
The Mosaic Co.		5,680	314,047
			314,047

Gas Pipeline — 2.8%
EQT Corp.		8,947	431,335
			431,335

Insurance: Multi-Line — 1.3%
PICO Holdings, Inc.(1)		8,572	201,013
			201,013

Metals & Minerals: Diversified — 10.9%
BHP Billiton Ltd., ADR		5,370	388,788
Compass Minerals International, Inc.		10,049	720,915
Iluka Resources Ltd.	AUD	14,065	259,187
Vale S.A., ADR		12,730	296,991
			1,665,881

Oil: Crude Producers — 43.0%
ARC Resources Ltd.	CAD	19,863	456,025
Cabot Oil & Gas Corp.		7,257	226,201
Concho Resources, Inc.(1)		1,560	159,245
Denbury Resources, Inc.(1)		33,044	602,392
Laredo Petroleum Holdings, Inc.(1)		5,398	126,529
Occidental Petroleum Corp.		3,190	303,784
Oil Search Ltd.	AUD	97,934	707,071
Peyto Exploration & Development Corp.	CAD	37,129	609,728
QEP Resources, Inc.		13,722	418,521
Range Resources Corp.		9,769	567,970
Salamander Energy PLC(1)	GBP	77,472	266,420
Southwestern Energy Co.(1)		27,458	840,215
Talisman Energy, Inc.		50,501	636,313
Tullow Oil PLC	GBP	27,212	664,636
			6,585,050

Oil: Integrated — 1.7%
Ophir Energy PLC(1)	GBP	32,663	265,141
			265,141

Precious Metals & Minerals — 7.5%
Barrick Gold Corp.		5,170	224,792
Goldcorp, Inc.		10,922	492,145
New Gold, Inc.(1)		44,447	439,136
			1,156,073
Utilities: Miscellaneous — 4.1%
Calpine Corp.(1)		36,577	629,490
			629,490
Total Common Stocks (Cost $12,416,174)			14,180,520

		Principal Amount
Repurchase Agreements — 10.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $1,668,001, due 4/2/2012(2)		$1,668,000	1,668,000
Total Repurchase Agreements (Cost $1,668,000)			1,668,000
Total Investments — 103.4% (Cost $14,084,174)			15,848,520
Other Liabilities, Net — (3.4)%			(528,335)
Total Net Assets — 100.0%			$15,320,185

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2021	$1,703,581

Legend:

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources VIP Series

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$14,180,520	$—	$—	$14,180,520
Repurchase Agreements	—	1,668,000	—	1,668,000

Total	$14,180,520	$1,668,000	$—	$15,848.520

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 99.5%
Aerospace — 2.8%
BE Aerospace, Inc.(1)	26,128	$1,214,168
HEICO Corp., Class A	36,593	1,469,209
		2,683,377

Asset Management & Custodian — 1.1%
Financial Engines, Inc.(1)	46,528	1,040,366
		1,040,366

Auto Parts — 1.5%
LKQ Corp.(1)	45,746	1,425,903
		1,425,903

Back Office Support, HR and Consulting — 2.0%
Huron Consulting Group, Inc.(1)	25,600	961,536
Robert Half International, Inc.	32,920	997,476
		1,959,012

Banks: Diversified — 1.0%
Signature Bank(1)	15,339	966,971
		966,971

Biotechnology — 7.0%
Aegerion Pharmaceuticals, Inc.(1)	41,412	572,728
Amicus Therapeutics, Inc.(1)	74,300	392,304
Dynavax Technologies Corp.(1)	116,300	588,478
Halozyme Therapeutics, Inc.(1)	130,897	1,670,246
Idenix Pharmaceuticals, Inc.(1)	44,039	431,142
Medivation, Inc.(1)	18,527	1,384,337
Myriad Genetics, Inc.(1)	35,307	835,363
NPS Pharmaceuticals, Inc.(1)	122,608	838,639
		6,713,237

Building: Roofing, Wallboard & Plumbing — 0.6%
Beacon Roofing Supply, Inc.(1)	22,300	574,448
		574,448

Commercial Vehicles & Parts — 0.9%
Commercial Vehicle Group, Inc.(1)	72,685	887,484
		887,484

Communications Technology — 3.9%
Aruba Networks, Inc.(1)	30,962	689,833
NETGEAR, Inc.(1)	37,079	1,416,418
Oclaro, Inc.(1)	115,679	455,775
Riverbed Technology, Inc.(1)	43,535	1,222,463
		3,784,489

Computer Services, Software & Systems — 13.2%
Aspen Technology, Inc.(1)	65,479	1,344,284
BroadSoft, Inc.(1)	26,674	1,020,281
CommVault Systems, Inc.(1)	22,716	1,127,622
Concur Technologies, Inc.(1)	20,000	1,147,600
EPAM Systems, Inc.(1)	44,974	922,867
ExactTarget, Inc.(1)	32,300	839,800
Fortinet, Inc.(1)	54,125	1,496,556
Gartner, Inc.(1)	23,847	1,016,836
Informatica Corp.(1)	19,961	1,055,937
Tangoe, Inc.(1)	24,800	466,488
Ultimate Software Group, Inc.(1)	18,571	1,360,883
VeriFone Systems, Inc.(1)	18,420	955,445
		12,754,599

Computer Technology — 0.6%
Vocera Communications, Inc.(1)	24,000	561,600
		561,600

Consumer Lending — 1.2%
Portfolio Recovery Associates, Inc.(1)	16,093	1,154,190
		1,154,190

Containers & Packaging — 1.0%
Rock-Tenn Co., Class A	13,816	933,409
		933,409

Cosmetics — 1.4%
Elizabeth Arden, Inc.(1)	37,600	1,315,248
		1,315,248

Diversified Materials & Processing — 1.4%
Hexcel Corp.(1)	58,138	1,395,893
		1,395,893

Education Services — 1.3%
Grand Canyon Education, Inc.(1)	72,919	1,295,042
		1,295,042

Financial Data & Systems — 1.7%
Wright Express Corp.(1)	26,010	1,683,627
		1,683,627

Foods — 2.0%
The Chefs’ Warehouse, Inc.(1)	37,081	858,054
The Hain Celestial Group, Inc.(1)	23,849	1,044,825
		1,902,879

Gold — 0.7%
Allied Nevada Gold Corp.(1)	20,656	671,940
		671,940

Health Care Management Services — 1.6%
Catalyst Health Solutions, Inc.(1)	15,858	1,010,630
Centene Corp.(1)	11,500	563,155
		1,573,785

Health Care Services — 1.9%
HMS Holdings Corp.(1)	30,041	937,579
Team Health Holdings, Inc.(1)	43,153	887,226
		1,824,805

Insurance: Property-Casualty — 1.5%
AmTrust Financial Services, Inc.	53,823	1,446,762
		1,446,762

Machinery: Industrial — 1.3%
Gardner Denver, Inc.	11,271	710,298
Middleby Corp.(1)	5,800	586,844
		1,297,142

Machinery: Specialty — 1.6%
Graco, Inc.	28,215	1,497,088
		1,497,088

Medical & Dental Instruments & Supplies — 3.3%
ABIOMED, Inc.(1)	39,108	867,807
Align Technology, Inc.(1)	54,190	1,492,934
Endologix, Inc.(1)	54,828	803,230
		3,163,971

Medical Equipment — 2.9%
Cyberonics, Inc.(1)	29,291	1,116,866
Dexcom, Inc.(1)	73,859	770,349
Zoll Medical Corp.(1)	10,308	954,830
		2,842,045

Metal Fabricating — 1.3%
RBC Bearings, Inc.(1)	26,516	1,223,183
		1,223,183

Metals & Minerals: Diversified — 1.4%
Compass Minerals International, Inc.	18,817	1,349,932
		1,349,932

Offshore Drilling & Other Services — 0.9%
Atwood Oceanics, Inc.(1)	18,500	830,465
		830,465

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

March 31, 2012 (unaudited)	Shares	Value
Oil Well Equipment & Services — 2.2%
Core Laboratories N.V.	9,785	$1,287,412
OYO Geospace Corp.(1)	7,984	840,955
		2,128,367

Oil: Crude Producers — 5.3%
Berry Petroleum Co., Class A	22,781	1,073,669
Energy XXI Bermuda Ltd.(1)	25,378	916,400
GeoResources, Inc.(1)	34,768	1,138,304
Kodiak Oil & Gas Corp.(1)	89,371	890,135
Rosetta Resources, Inc.(1)	21,562	1,051,363
		5,069,871

Pharmaceuticals — 2.7%
BioMarin Pharmaceutical, Inc.(1)	38,907	1,332,565
Jazz Pharmaceuticals PLC(1)	27,000	1,308,690
		2,641,255

Production Technology Equipment — 0.8%
FEI Co.(1)	14,700	721,917
		721,917

Restaurants — 2.1%
BJ’s Restaurants, Inc.(1)	18,995	956,398
Caribou Coffee Co., Inc.(1)	56,800	1,058,752
		2,015,150

Scientific Instruments: Pollution Control — 0.9%
Clean Harbors, Inc.(1)	13,235	891,113
		891,113

Securities Brokerage & Services — 1.5%
FX Alliance, Inc.(1)	35,891	562,771
MarketAxess Holdings, Inc.	23,374	871,616
		1,434,387

Semiconductors & Components — 5.0%
CEVA, Inc.(1)	10,359	235,253
Cree, Inc.(1)	47,479	1,501,761
Inphi Corp.(1)	63,618	902,103
Intermolecular, Inc.(1)	67,209	417,368
Microsemi Corp.(1)	56,146	1,203,770
SemiLEDs Corp.(1)	147,285	586,194
		4,846,449

Specialty Retail — 8.8%
Body Central Corp.(1)	39,819	1,155,547
Cabela’s, Inc.(1)	12,500	476,875
Express, Inc.(1)	55,233	1,379,720
Nu Skin Enterprises, Inc., Class A	12,000	694,920
Tractor Supply Co.	14,190	1,285,047
Ulta Salon, Cosmetics & Fragrance, Inc.	19,790	1,838,293
Vitamin Shoppe, Inc.(1)	37,246	1,646,646
		8,477,048

Textiles, Apparel & Shoes — 2.7%
Crocs, Inc.(1)	58,543	1,224,720
Under Armour, Inc., Class A(1)	14,615	1,373,810
		2,598,530

Truckers — 3.2%
Old Dominion Freight Line, Inc.(1)	36,499	1,739,907
Roadrunner Transportation Systems, Inc.(1)	74,900	1,299,515
		3,039,422
Utilities: Telecommunications — 1.3%
j2 Global, Inc.	44,997	1,290,514
		1,290,514
Total Common Stocks (Cost $78,571,594)		95,906,915

March 31, 2012 (unaudited)	Principal Amount
Repurchase Agreements — 2.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $2,264,002, due 4/2/2012(2)	$2,264,000	2,264,000
Total Repurchase Agreements (Cost $2,264,000)		2,264,000
Total Investments — 101.8% (Cost $80,835,594)		98,170,915
Other Liabilities, Net — (1.8)%		(1,772,873)
Total Net Assets — 100.0%		$96,398,042

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.25%	06/30/2016	$2,311,744

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$95,906,915	$—	$—	$95,906,915
Repurchase Agreements	—	2,264,000	—	2,264,000

Total	$95,906,915	$2,264,000	$—	$98,170,915

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 96.5%
Australia — 7.0%
Brambles Ltd.	411,004	$3,023,921
Fortescue Metals Group Ltd.	865,199	5,221,044
James Hardie Industries SE	142,882	1,141,731
Woodside Petroleum Ltd.	103,268	3,732,116
Woolworths Ltd.	103,344	2,782,979
		15,901,791

Brazil — 1.8%
BM&F BOVESPA S.A.	350,200	2,156,316
OGX Petroleo e Gas Participacoes S.A.(1)	233,600	1,932,324
		4,088,640

Chile — 0.6%
Sociedad Quimica y Minera de Chile S.A., ADR	22,700	1,331,809
		1,331,809

Denmark — 3.6%
Novo Nordisk A/S, Class B	36,511	5,069,904
Novozymes A/S, Class B	80,960	2,363,699
Vestas Wind Systems A/S(1)	66,888	680,284
		8,113,887

France — 6.9%
Essilor International S.A.	36,315	3,237,720
L’Oreal S.A.	45,825	5,655,801
PPR	40,360	6,943,730
		15,837,251

Germany — 4.9%
Adidas AG	52,413	4,095,587
Aixtron AG	105,081	1,816,309
Axel Springer AG	24,195	1,222,325
HeidelbergCement AG	26,037	1,572,209
SMA Solar Technology AG	22,241	1,008,155
TUI AG(1)	187,816	1,395,943
		11,110,528

Hong Kong — 2.1%
AIA Group Ltd.	646,800	2,374,478
Hong Kong Exchanges & Clearing Ltd.	146,900	2,470,484
		4,844,962

India — 0.7%
Housing Development Finance Corp. Ltd.	82,500	1,091,782
Reliance Capital Ltd.	64,826	496,082
		1,587,864

Israel — 0.9%
Teva Pharmaceutical Industries Ltd., ADR	43,400	1,955,604
		1,955,604

Italy — 1.0%
Fiat SpA	379,000	2,228,369
		2,228,369

Japan — 9.4%
Canon, Inc.	56,900	2,721,872
Gree, Inc.	125,000	3,149,454
Hoya Corp.	69,600	1,571,724
Kyocera Corp.	11,600	1,072,985
Nintendo Co. Ltd.	5,700	865,744
Rakuten, Inc.	6,295	6,598,436
Rohm Co. Ltd.	19,700	977,532
SMC Corp.	22,600	3,616,693
Yamada Denki Co. Ltd.	15,360	964,693
		21,539,133

People’s Republic of China — 9.9%
Baidu, Inc., ADR(1)	86,700	12,638,259
China Merchants Bank Co. Ltd., H shares	704,500	1,439,994
CNOOC Ltd.	745,000	1,524,993
Ports Design Ltd.(2)	166,500	243,047
Tencent Holdings Ltd.	239,000	6,677,716
		22,524,009

Peru — 0.6%
Credicorp Ltd.	10,974	1,446,593
		1,446,593

Singapore — 0.6%
Singapore Exchange Ltd.	255,000	1,410,443
		1,410,443

South Africa — 0.4%
Impala Platinum Holdings Ltd.	42,800	845,266
		845,266

South Korea — 2.0%
Celltrion, Inc.	40,813	1,332,258
Samsung Electronics Co. Ltd.	2,855	3,220,594
		4,552,852

Spain — 4.7%
Banco Santander S.A.	560,160	4,307,655
Industria de Diseno Textil S.A.	66,336	6,348,279
		10,655,934

Sweden — 8.4%
Alfa Laval AB	134,371	2,764,618
Atlas Copco AB, Class B	381,429	8,221,792
Oriflame Cosmetics S.A., SDR	25,515	984,290
Sandvik AB	212,554	3,067,072
Svenska Handelsbanken AB, Class A	132,316	4,218,384
		19,256,156

Switzerland — 8.1%
ABB Ltd. (Reg S)(1)	141,639	2,898,723
Compagnie Financiere Richemont S.A., Class A	102,174	6,404,302
Geberit AG(1)	14,434	3,015,962
Syngenta AG (Reg S)(1)	15,202	5,238,335
The Swatch Group AG	2,287	1,051,358
		18,608,680

Taiwan — 1.1%
Taiwan Semiconductor Mfg. Co. Ltd., ADR	165,466	2,528,320
		2,528,320

Turkey — 1.4%
Turkiye Garanti Bankasi A.S.	821,566	3,256,556
		3,256,556

United Kingdom — 20.4%
ARM Holdings PLC	526,000	4,962,543
BG Group PLC	131,790	3,055,771
BHP Billiton PLC	202,000	6,190,728
British American Tobacco PLC	111,500	5,616,767
Meggitt PLC	524,508	3,391,528
Prudential PLC	513,000	6,146,980
Rolls-Royce Holdings PLC(1)	421,000	5,469,194
SABMiller PLC	100,600	4,039,824
Signet Jewelers Ltd.	30,525	1,466,363
Standard Chartered PLC	250,900	6,265,387
		46,605,085
Total Common Stocks (Cost $173,661,684)		220,229,732
Preferred Stocks — 2.0%
Brazil — 1.1%
Itau Unibanco Holding S.A., ADR	136,440	2,618,283
		2,618,283

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series

March 31, 2012 (unaudited)	Shares	Value
Germany — 0.9%
Porsche Automobil Holding SE	35,175	$2,075,937
		2,075,937
Total Preferred Stocks (Cost $5,087,333)		4,694,220

	Principal Amount
Repurchase Agreements — 0.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $1,178,001, due 4/2/2012(3)	$1,178,000	1,178,000
Total Repurchase Agreements (Cost $1,178,000)		1,178,000
Total Investments — 99.0% (Cost $179,927,017)		226,101,952
Other Assets, Net — 1.0%		2,196,599
Total Net Assets — 100.0%		$228,298,551

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	5/31/2018	$1,202,344

Legend:

ADR — American Depositary Receipt.

SDR — Swedish Depository Receipt.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$23,989,225	$195,997,460	*	$243,047	$220,229,732
Preferred Stocks	2,618,283	2,075,937	*	—	4,694,220
Repurchase Agreements	—	1,178,000		—	1,178,000

Total	$26,607,508	$199,251,397		$243,047	$226,101,952

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2011	$—
Change in unrealized appreciation/depreciation	—
Net realized gain/loss	—
Net purchases/sales	—
Net transfers in and/or out of Level 3	243,047

Balance as of 3/31/2012	$243,047

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 91.4%
Brazil — 5.1%
Embraer S.A., ADR	41,400	$1,323,972
MercadoLibre, Inc.	9,300	909,447
Petroleo Brasileiro S.A., ADR	19,824	526,525
Vale S.A., ADR	125,900	2,937,247
		5,697,191

Egypt — 0.5%
Commercial International Bank Egypt SAE	62,516	260,817
Egyptian Financial Group-Hermes Holding SAE(1)	142,455	317,803
		578,620

Ghana — 2.6%
Tullow Oil PLC	115,850	2,831,562
		2,831,562

India — 6.0%
ACC Ltd.	27,800	740,954
GAIL India Ltd.	84,999	626,325
Hero Motocorp Ltd.	26,000	1,049,467
Housing Development Finance Corp. Ltd.	91,400	1,209,562
Infrastructure Development Finance Co. Ltd.	380,200	1,006,668
Mahindra & Mahindra Ltd.	76,400	1,048,540
Niko Resources Ltd.	27,400	963,924
		6,645,440

Indonesia — 5.1%
PT Astra International Tbk	158,500	1,282,459
PT Bank Negara Indonesia (Persero) Tbk	1,271,500	557,164
PT Bank Rakyat Indonesia Tbk	1,426,000	1,086,772
PT Bumi Resources Tbk	3,849,500	987,734
PT Semen Gresik (Persero) Tbk	742,000	996,189
PT Tambang Batubara Bukit Asam Tbk	319,500	716,912
		5,627,230

Kazakhstan — 0.8%
Kazakhmys PLC	59,000	858,961
		858,961

Kurdistan — 2.6%
Gulf Keystone Petroleum Ltd.(1)	687,900	2,892,554
		2,892,554

Liberia — 2.1%
African Petroleum Corp. Ltd.(1)	1,298,800	2,287,115
		2,287,115

Malaysia — 1.7%
CIMB Group Holdings Berhad	340,200	854,313
Public Bank Berhad	233,400	1,043,977
		1,898,290

Mexico — 2.4%
America Movil S.A.B. de C.V., ADR, Series L	36,900	916,227
Wal-Mart de Mexico S.A.B. de C.V.	525,484	1,763,278
		2,679,505

Namibia — 0.8%
Chariot Oil & Gas Ltd.(1)	275,842	873,565
		873,565

People’s Republic of China — 17.6%
Baidu, Inc., ADR(1)	14,500	2,113,665
Bank of China Ltd., H shares	2,843,900	1,144,376
China Construction Bank Corp., H shares	1,421,830	1,099,224
China National Building Material Co. Ltd., H shares	566,000	714,405
China Petroleum & Chemical Corp., H shares	984,000	1,070,093
China Railway Construction Corp. Ltd., H shares	1,721,500	1,073,085
China Resources Enterprise Ltd.	308,000	1,073,424
China Shenhua Energy Co. Ltd., H shares	598,500	2,527,672
China Taiping Insurance Holdings Co. Ltd.(1)	336,000	653,472
CNOOC Ltd.	739,000	1,512,712
CSR Corp. Ltd., H shares	1,716,000	1,171,810
Focus Media Holding Ltd., ADR	47,500	1,193,200
Hang Lung Properties Ltd.	388,000	1,428,503
Tencent Holdings Ltd.	42,000	1,173,490
Want Want China Holdings Ltd.	1,421,000	1,586,342
		19,535,473

Peru — 1.2%
Credicorp Ltd.	9,900	1,305,018
		1,305,018

Russia — 4.3%
Gazprom OAO, ADR	86,750	1,060,945
NovaTek OAO, GDR, (Reg S)	6,900	937,716
Sberbank of Russia, ADR(1)	176,460	2,269,548
X5 Retail Group N.V., GDR (Reg S)(1)	22,020	505,245
		4,773,454

South Africa — 4.0%
Impala Platinum Holdings Ltd.	15,700	310,063
Lonmin PLC	76,318	1,249,736
Massmart Holdings Ltd.	29,754	629,441
Naspers Ltd., N shares	39,990	2,249,894
		4,439,134

South Korea — 13.2%
Cheil Industries, Inc.	13,100	1,110,478
E-Mart Co. Ltd.	3,712	817,931
Hyundai Glovis Co. Ltd.	10,600	1,909,059
Hyundai Marine & Fire Insurance Co. Ltd.	20,300	584,617
Hyundai Mobis	6,770	1,718,346
LG Household & Health Care Ltd.	600	315,583
LS Corp.	3,735	264,141
NHN Corp.	7,739	1,776,249
Samsung Electronics Co. Ltd.	4,176	4,710,753
Samsung Fire & Marine Insurance Co. Ltd.	7,300	1,378,037
		14,585,194

Taiwan — 12.3%
China Life Insurance Co. Ltd.	2,261,507	2,204,226
Delta Electronics, Inc.	529,000	1,557,045
Far Eastern Department Stores Ltd.	904,884	1,161,514
Hon Hai Precision Industry Co. Ltd.	982,089	3,823,432
HTC Corp.	68,000	1,388,537
MediaTek, Inc.	13,282	127,578
Taiwan Semiconductor Manufacturing Co. Ltd.	1,156,385	3,324,579
		13,586,911

Thailand — 2.8%
Bank of Ayudhya Public Co. Ltd.	2,155,800	1,888,292
Siam Commercial Bank Public Co. Ltd.	252,300	1,175,314
		3,063,606

Turkey — 1.1%
Turkiye Garanti Bankasi A.S.	301,825	1,196,386
		1,196,386

Turkmenistan — 4.0%
Dragon Oil PLC	444,802	4,445,751
		4,445,751

Zambia — 1.2%
First Quantum Minerals Ltd.	71,200	1,357,686
		1,357,686
Total Common Stocks (Cost $72,728,966)		101,158,646

Preferred Stocks — 8.1%
Brazil — 6.5%
Banco Bradesco S.A.	90,042	1,573,004
Bradespar S.A.	33,400	637,829
Companhia Energetica de Minas Gerais	62,937	1,503,565

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

March 31, 2012 (unaudited)	Shares	Value
Itau Unibanco Holding S.A.	55,800	$1,067,733
Itausa-Investimentos Itau S.A.	257,432	1,586,518
Petroleo Brasileiro S.A.	66,200	846,788
		7,215,437

South Korea — 1.6%
Samsung Electronics Co. Ltd.	2,474	1,739,323
		1,739,323
Total Preferred Stocks (Cost $4,485,485)		8,954,760

	Principal Amount
Repurchase Agreements — 0.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $143,000, due 4/2/2012(2)	$143,000	143,000
Total Repurchase Agreements (Cost $143,000)		143,000
Total Investments — 99.6% (Cost $77,357,451)		110,256,406
Other Assets, Net — 0.4%		482,125
Total Net Assets — 100.0%		$110,738,531

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2021	$150,809

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$17,597,304	$83,561,342	*	$—	$101,158,646
Preferred Stocks	7,215,437	1,739,323	*	—	8,954,760
Repurchase Agreements	—	143,000		—	143,000

Total	$24,812,741	$85,443,665		$—	$110,256,406

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Asset Backed Securities — 3.5%
Ally Master Owner Trust
2012-1 A2
1.44% due 2/15/2017	$7,000,000	$7,020,675
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(1)	1,168,950	1,088,399
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	227,471	229,693
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
5.053% due 8/25/2033(1)	694,527	689,000
Dominos Pizza Master Issuer LLC
2012-1A A2
5.216% due 1/25/2042(2)	6,300,000	6,452,164
GE Capital Credit Card Master Note Trust
2010-3 A
2.21% due 6/15/2016	650,000	662,512
Hyundai Auto Receivables Trust
2012-A A4
0.95% due 12/15/2016	3,250,000	3,247,684
Miramax LLC
2011-1A A
6.25% due 10/20/2021(2)	5,712,857	5,834,635
Total Asset Backed Securities (Cost $24,987,320)		25,224,762

Collateralized Mortgage Obligations — 12.9%
Banc of America Alternative Loan Trust
2004-1 2A1
6.00% due 2/25/2034(3)	3,955,279	4,014,355
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	567,576	573,018
Chase Mortgage Finance Corp.
2003-S11 3A1
5.50% due 10/25/2033	1,113,289	1,144,015
Citicorp Mortgage Securities, Inc.
2007-8 1A3
6.00% due 9/25/2037	1,447,549	1,430,910
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	781,519	779,017
2006-19CB A15
6.00% due 8/25/2036	1,472,601	1,105,701
Countrywide Home Loans Trust
2003-J7 2A12
5.00% due 8/25/2033	2,982,155	3,078,139
2004-5 2A9
5.25% due 5/25/2034	1,671,651	1,713,629
2003-11 A31
5.50% due 5/25/2033	3,744,183	3,863,511
2002-19 1A1
6.25% due 11/25/2032	606,144	642,555
FHLMC
2663 VQ
5.00% due 6/15/2022	2,800,000	3,070,002
1534 Z
5.00% due 6/15/2023	513,682	513,612
3227 PR
5.50% due 9/15/2035	8,458,331	9,394,047
FNMA
2002-77 QG
5.50% due 12/25/2032	4,110,000	4,704,023
2002-52 PB
6.00% due 2/25/2032	490,926	495,073
GNMA
1997-19 PG
6.50% due 12/20/2027	2,360,719	2,704,087
GSR Mortgage Loan Trust
2004-10F 6A1
5.00% due 9/25/2034	3,287,940	3,420,513
J.P. Morgan Mortgage Trust
2005-A3 11A2
4.48% due 6/25/2035(1)(3)	5,913,000	5,977,540
2004-S2 1A3
4.75% due 11/25/2019	3,051,151	3,066,254
Master Asset Securitization Trust
2003-5 2A1
5.00% due 6/25/2018	1,075,038	1,118,608
2003-10 3A7
5.50% due 11/25/2033	1,152,745	1,205,100
Prime Mortgage Trust
2004-2 A3
5.25% due 11/25/2019	778,601	809,622
2003-3 A9
5.50% due 1/25/2034	4,059,609	4,145,831
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	751,650	769,467
Residential Funding Mortgage Securities I
2005-S1 2A1
4.75% due 2/25/2020	1,591,898	1,638,685
2005-S3 A1
4.75% due 3/25/2020	3,201,644	3,256,802
2006-S3 A7
5.50% due 3/25/2036	1,375,496	1,147,150
Structured Asset Securities Corp.
2004-21XS 2A6A
4.74% due 12/25/2034(1)	2,776,081	2,805,479
2005-1 4A1
5.00% due 2/25/2020	1,793,945	1,826,625
2004-20 7A1
5.25% due 11/25/2034	2,857,899	2,934,837
Wells Fargo Mortgage Backed Securities Trust
2005-1 1A1
4.75% due 1/25/2020	2,130,978	2,183,000
2005-2 2A1
4.75% due 4/25/2020(3)	1,845,049	1,926,423
2004-2 A1
5.00% due 1/25/2019	1,177,079	1,199,026
2006-1 A3
5.00% due 3/25/2021	3,192,572	3,231,607
2006-7 1A1
5.25% due 6/25/2021	783,959	801,305
2003-9 1A3
5.25% due 8/25/2033	1,870,684	1,949,815
2005-6 A1
5.25% due 8/25/2035	2,373,240	2,381,990
2004-6 A4
5.50% due 6/25/2034	2,802,976	2,955,699
2007-13 A7
6.00% due 9/25/2037	1,979,837	1,783,728
Total Collateralized Mortgage Obligations (Cost $90,183,618)		91,760,800

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Senior Secured Loans — 1.6%
Consumer Cyclical Services — 0.2%
Weight Watchers International, Inc.
Term Loan F
4.00% due 3/12/2019(1)	$1,500,000	$1,494,000
		1,494,000

Healthcare — 0.1%
IMS Health, Inc.
New Term Loan B
4.50% due 8/25/2017(1)	735,011	735,798
		735,798

Metals And Mining — 0.2%
Novelis, Inc.
Term Loan
4.00% due 3/10/2017(1)	1,580,000	1,574,075
		1,574,075

Pharmaceuticals — 1.1%
Grifols, Inc.
New Term Loan B
4.50% due 6/1/2017(1)	1,983,562	1,980,666
RPI Finance Trust
Term Loan Tranche 1
3.75% due 11/9/2016(1)	5,955,000	5,942,554
		7,923,220
Total Senior Secured Loans (Cost $11,743,905)		11,727,093

Commercial Mortgage-Backed Securities — 18.6%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037(2)(3)	4,420,000	4,705,514
Banc of America Commercial Mortgage, Inc.
2005-6 A4
5.193% due 9/10/2047(1)(3)	5,800,000	6,476,703
2006-2 A4
5.731% due 5/10/2045(1)(3)	3,400,000	3,863,355
Bear Stearns Commercial Mortgage Securities
2003-T10 A2
4.74% due 3/13/2040	4,382,991	4,477,264
2005-PW10 A4
5.405% due 12/11/2040(1)	3,735,000	4,171,999
2005-PW10 AM
5.449% due 12/11/2040(1)	3,466,000	3,603,389
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030(1)(2)	1,878,192	1,924,255
Citigroup Commercial Mortgage Trust
2006-C5 A4
5.431% due 10/15/2049(3)	6,320,000	7,153,741
Citigroup/Deutsche Bank Commercial Mortgage Trust
2005-CD1 AM
5.225% due 7/15/2044(1)	5,095,000	5,471,245
Credit Suisse Mortgage Capital Certificates
2006-C3 A3
5.815% due 6/15/2038(1)	380,000	429,102
Crown Castle Towers LLC
Sr. Sec. Nt.
6.113% due 1/15/2020(2)(3)	5,800,000	6,446,282
CS First Boston Mortgage Securities Corp.
2005-C5 AM
5.10% due 8/15/2038(1)	2,100,000	2,249,696
DBUBS Mortgage Trust
2011-LC3A A2
3.642% due 8/10/2044	6,400,000	6,841,459
GE Capital Commercial Mortgage Corp.
2003-C2 A4
5.145% due 7/10/2037	4,975,000	5,143,115
GMAC Commercial Mortgage Securities, Inc.
2006 C1 AM
5.29% due 11/10/2045(1)	2,100,000	2,143,709
Greenwich Capital Commercial Funding Corp.
2003-C2 A4
4.915% due 1/5/2036	3,900,000	4,079,147
2004-GG1 A7
5.317% due 6/10/2036(1)	3,764,000	4,012,262
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2005-LDP3 A4
4.936% due 8/15/2042(1)(3)	4,000,000	4,391,924
2005-LDP5 A4
5.205% due 12/15/2044(1)(3)	2,880,000	3,212,375
LB Commercial Conduit Mortgage Trust
1998-C1 F
6.30% due 2/18/2030(2)	5,000,000	5,103,190
LB UBS Commercial Mortgage Trust
2002-C7 A4
4.96% due 12/15/2031	4,007,506	4,091,283
2003-C8 A4
5.124% due 11/15/2032(1)	1,000,000	1,050,636
2006-C1 AM
5.217% due 2/15/2031(1)	3,200,000	3,418,589
Merrill Lynch Mortgage Trust
2005-CKI1 A6
5.22% due 11/12/2037(1)	6,250,000	6,973,031
Morgan Stanley Capital I
2004-HQ3 A3
4.49% due 1/13/2041	103,581	103,925
2005-HQ7 AAB
5.178% due 11/14/2042(1)	3,661,122	3,722,592
2005-IQ10 A4A
5.23% due 9/15/2042(1)	1,760,000	1,947,993
NCUA Guaranteed Notes
2010-C1 A2
2.90% due 10/29/2020	2,190,000	2,297,879
Salomon Brothers Mortgage Securities VII, Inc.
1999-C1 G
7.156% due 5/18/2032(1)(2)	4,237,000	4,332,977
SBA Tower Trust
Sec. Nt.
4.254% due 4/15/2015(2)(3)	5,970,000	6,224,633
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	1,732,569	1,827,227
2005-C18 A4
4.935% due 4/15/2042	2,495,000	2,725,895
2004-C11 A5
5.215% due 1/15/2041(1)	3,477,000	3,727,313
2006-C23 AM
5.466% due 1/15/2045(1)	4,050,000	4,290,177
Total Commercial Mortgage-Backed Securities (Cost $127,905,591)		132,633,876

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Corporate Bonds — 30.5%
Aerospace & Defense — 0.1%
Northrop Grumman Space
7.75% due 6/1/2029	$500,000	$650,738
		650,738

Automotive — 1.0%
Banque PSA Finance
Sr. Nt.
5.75% due 4/4/2021(2)	1,600,000	1,463,310
BorgWarner, Inc.
Sr. Nt.
4.625% due 9/15/2020	1,500,000	1,603,436
Ford Motor Credit Co. LLC
Sr. Nt.
8.00% due 6/1/2014	2,500,000	2,752,137
RCI Banque SA
Sr. Nt.
4.60% due 4/12/2016(2)	1,500,000	1,505,885
		7,324,768

Banking — 4.8%
Bank of America Corp.
Sr. Nt.
5.70% due 1/24/2022	1,700,000	1,799,593
7.375% due 5/15/2014	1,500,000	1,628,295
Citigroup, Inc.
Sr. Nt.
6.125% due 11/21/2017	1,400,000	1,562,625
City National Corp.
Sr. Nt.
5.125% due 2/15/2013	700,000	721,127
Credit Suisse/New York NY
Sr. Nt.
3.50% due 3/23/2015	1,000,000	1,042,267
5.30% due 8/13/2019	1,200,000	1,322,800
Deutsche Bank AG London
Sr. Nt.
6.00% due 9/1/2017	800,000	908,197
Discover Bank
Sub. Nt.
7.00% due 4/15/2020	1,600,000	1,835,930
Fifth Third Capital Trust IV
6.50% due 4/15/2037(1)	1,500,000	1,492,500
HSBC USA, Inc.
Sub. Nt.
4.625% due 4/1/2014	700,000	735,589
Huntington BancShares, Inc.
Sub. Nt.
7.00% due 12/15/2020	1,500,000	1,692,646
JPMorgan Chase Bank N.A.
Sub. Nt.
6.00% due 10/1/2017	1,500,000	1,716,316
Lloyds TSB Bank PLC
5.80% due 1/13/2020(2)	1,500,000	1,540,610
Merrill Lynch & Co., Inc.
Sr. Nt. Ser. C
6.05% due 8/15/2012	1,000,000	1,017,369
Morgan Stanley
Sr. Nt.
5.95% due 12/28/2017	1,150,000	1,184,030
Northern Trust Corp.
Sr. Nt.
3.375% due 8/23/2021	1,600,000	1,635,822
PNC Bank N.A.
Sub. Nt.
6.875% due 4/1/2018	800,000	949,932
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	1,500,000	1,526,250
The Bank of New York Mellon Corp.
Sr. Nt.
3.55% due 9/23/2021	1,600,000	1,638,834
The Bear Stearns Cos. LLC
Sub. Nt.
5.55% due 1/22/2017	800,000	883,296
The Goldman Sachs Group, Inc.
Sr. Nt.
5.125% due 1/15/2015	1,600,000	1,702,933
Sub. Nt.
5.625% due 1/15/2017	370,000	388,639
UBS AG Stamford CT
Sr. Nt.
4.875% due 8/4/2020	1,600,000	1,662,864
USB Realty Corp.
Jr. Sub. Nt.
1.719% due 1/15/2017(1)(2)(4)	950,000	720,632
Wachovia Corp.
Sub. Nt.
5.25% due 8/1/2014	700,000	753,434
Wells Fargo Bank N.A.
Sub. Nt.
5.75% due 5/16/2016	1,700,000	1,896,324
		33,958,854

Brokerage — 0.8%
BlackRock, Inc.
Sr. Nt.
4.25% due 5/24/2021	1,700,000	1,823,966
Nomura Holdings, Inc.
Sr. Nt.
5.00% due 3/4/2015	1,600,000	1,663,877
Raymond James Financial
Sr. Nt.
4.25% due 4/15/2016	1,200,000	1,239,385
The Charles Schwab Corp.
Sr. Nt.
4.95% due 6/1/2014	1,000,000	1,084,613
		5,811,841

Building Materials — 0.4%
CRH America, Inc.
6.00% due 9/30/2016	1,350,000	1,470,227
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	1,500,000	1,511,419
		2,981,646

Chemicals — 1.0%
Celanese US Holdings LLC
Sr. Nt.
5.875% due 6/15/2021	1,300,000	1,371,500
Ecolab, Inc.
Sr. Nt.
5.50% due 12/8/2041	1,300,000	1,409,860
FMC Corp.
Sr. Nt.
5.20% due 12/15/2019	500,000	549,530
Incitec Pivot Finance LLC
6.00% due 12/10/2019(2)	1,200,000	1,275,836
Lubrizol Corp.
Sr. Nt.
8.875% due 2/1/2019	500,000	677,533

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
LyondellBasell Industries NV
Sr. Nt.
5.00% due 4/15/2019(2)	$1,500,000	$1,500,000
		6,784,259

Construction Machinery — 0.2%
Joy Global, Inc.
6.00% due 11/15/2016	1,200,000	1,355,540
		1,355,540

Consumer Products — 0.1%
Whirlpool Corp.
Sr. Nt.
8.00% due 5/1/2012	1,000,000	1,005,087
		1,005,087

Diversified Manufacturing — 0.1%
Siemens Financieringsmat N.V.
6.125% due 8/17/2026(2)	750,000	912,635
		912,635

Electric — 1.2%
Alabama Power Co.
Sr. Nt.
5.65% due 3/15/2035	750,000	806,666
Duquesne Light Holdings, Inc.
Sr. Nt.
5.50% due 8/15/2015	1,515,000	1,573,405
Florida Power & Light Co.
4.95% due 6/1/2035	750,000	827,664
Nevada Power Co.
6.65% due 4/1/2036	600,000	767,983
PacifiCorp
5.25% due 6/15/2035	350,000	389,526
PPL Electric Utilities Corp.
6.25% due 5/15/2039	1,455,000	1,894,507
San Diego Gas & Electric Co.
3.00% due 8/15/2021	1,300,000	1,330,103
Virginia Electric and Power Co.
Sr. Nt.
8.875% due 11/15/2038	800,000	1,274,505
		8,864,359

Energy - Integrated — 0.8%
BP Capital Markets PLC
4.50% due 10/1/2020	1,600,000	1,757,585
Hess Corp.
Sr. Nt.
5.60% due 2/15/2041	1,700,000	1,848,522
Suncor Energy, Inc.
Sr. Nt.
6.50% due 6/15/2038	1,200,000	1,493,254
Tosco Corp.
Sr. Nt.
8.125% due 2/15/2030	500,000	709,767
		5,809,128

Entertainment — 0.7%
Time Warner, Inc.
4.00% due 1/15/2022	2,000,000	2,077,426
7.57% due 2/1/2024	1,450,000	1,833,493
Viacom, Inc.
Sr. Nt.
6.875% due 4/30/2036	800,000	1,005,564
		4,916,483

Food And Beverage — 1.1%
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 1/15/2015	900,000	975,218
General Mills, Inc.
Sr. Nt.
3.15% due 12/15/2021	1,250,000	1,251,197
Kraft Foods, Inc.
Sr. Nt.
6.50% due 2/9/2040	500,000	615,267
Mead Johnson Nutrition Co.
Sr. Nt.
4.90% due 11/1/2019	1,200,000	1,343,258
Pernod-Ricard S.A.
Sr. Nt.
5.75% due 4/7/2021(2)	1,800,000	1,993,511
SABMiller Holdings, Inc.
3.75% due 1/15/2022(2)	1,600,000	1,627,778
		7,806,229

Gaming — 0.1%
Seminole Tribe of Fla
Sr. Sec. Nt.
5.798% due 10/1/2013(2)	1,030,000	1,035,799
		1,035,799

Government Related — 0.9%
Korea Electric Power Corp.
Sr. Nt.
5.50% due 7/21/2014(2)	1,500,000	1,604,034
Pemex Project Funding Master Trust
5.75% due 3/1/2018	700,000	787,500
Petrobras International Finance Co.
5.875% due 3/1/2018	1,250,000	1,402,071
RAS Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
6.75% due 9/30/2019(2)	2,300,000	2,708,250
		6,501,855

Health Insurance — 0.2%
UnitedHealth Group, Inc.
Sr. Nt.
6.50% due 6/15/2037	500,000	615,592
WellPoint, Inc.
Sr. Nt.
4.35% due 8/15/2020	600,000	649,438
		1,265,030

Healthcare — 0.7%
Bio-Rad Laboratories, Inc.
Sr. Nt.
4.875% due 12/15/2020	650,000	665,085
Fresenius Medical Care US Finance, Inc.
6.875% due 7/15/2017	1,500,000	1,661,250
Hospira, Inc.
Sr. Nt.
6.05% due 3/30/2017	1,600,000	1,781,251
McKesson Corp.
Sr. Nt.
7.50% due 2/15/2019	600,000	760,453
		4,868,039

Independent Energy — 0.9%
Canadian Natural Resources Ltd.
Sr. Nt.
6.25% due 3/15/2038	600,000	733,099
Chesapeake Energy Corp.
6.125% due 2/15/2021	1,400,000	1,386,000
Dolphin Energy Ltd.
Sr. Sec. Nt.
5.888% due 6/15/2019(2)	1,685,800	1,824,879
Nexen, Inc.
Sr. Nt.
6.20% due 7/30/2019	900,000	1,044,488
Whiting Petroleum Corp.
6.50% due 10/1/2018	1,600,000	1,704,000
		6,692,466

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Industrial - Other — 0.5%
Princeton University
Sr. Nt.
5.70% due 3/1/2039	$1,600,000	$2,039,456
URS Corp.
Sr. Nt.
5.00% due 4/1/2022(2)	1,500,000	1,482,738
		3,522,194

Insurance - Life — 1.3%
American International Group, Inc.
Sr. Nt.
5.85% due 1/16/2018	1,000,000	1,087,506
MetLife, Inc.
Jr. Sub. Nt.
6.40% due 12/15/2036	500,000	490,000
New York Life Insurance Co.
Sub. Nt.
6.75% due 11/15/2039(2)	1,000,000	1,252,857
Prudential Financial, Inc.
Sr. Nt.
7.375% due 6/15/2019	1,100,000	1,359,729
Symetra Financial Corp.
Sr. Nt.
6.125% due 4/1/2016(2)	800,000	814,205
Teachers Insurance & Annuity Association of America
Sub. Nt.
6.85% due 12/16/2039(2)	1,200,000	1,486,116
The Northwestern Mutual Life Insurance Co.
Sub. Nt.
6.063% due 3/30/2040(2)	1,500,000	1,765,960
UnumProvident Finance Co.
6.85% due 11/15/2015(2)	1,100,000	1,203,601
		9,459,974

Insurance P&C — 1.0%
Ace INA Holdings, Inc.
5.80% due 3/15/2018	1,000,000	1,201,373
Allied World Assurance Co. Hldgs. Ltd.
7.50% due 8/1/2016	1,100,000	1,259,795
Berkshire Hathaway Finance Corp.
5.75% due 1/15/2040	1,500,000	1,754,980
Liberty Mutual Group, Inc.
5.00% due 6/1/2021(2)	1,400,000	1,398,074
ZFS Finance USA Trust II
Jr. Sub. Nt.
6.45% due 12/15/2065(1)(2)	1,600,000	1,584,000
		7,198,222

Lodging — 0.2%
Host Hotels & Resorts LP
6.875% due 11/1/2014	1,700,000	1,734,000
		1,734,000

Media Cable — 1.1%
Comcast Corp.
6.45% due 3/15/2037	1,000,000	1,196,819
6.50% due 1/15/2017	1,100,000	1,316,127
DirecTV Holdings LLC
3.80% due 3/15/2022(2)	1,600,000	1,578,035
Time Warner Cable, Inc.
5.85% due 5/1/2017	2,000,000	2,333,834
Virgin Media Secured Finance PLC
Sr. Sec. Nt.
6.50% due 1/15/2018	1,500,000	1,629,375
		8,054,190

Media Noncable — 0.4%
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	1,500,000	1,522,500
The Interpublic Group of Companies, Inc.
Sr. Nt.
4.00% due 3/15/2022	1,500,000	1,468,814
		2,991,314

Metals And Mining — 1.2%
Allegheny Technologies, Inc.
Sr. Nt.
9.375% due 6/1/2019	1,500,000	1,893,960
Cliffs Natural Resources, Inc.
Sr. Nt.
5.90% due 3/15/2020	1,250,000	1,377,385
FMG Resources August 2006
6.375% due 2/1/2016(2)	2,000,000	1,995,000
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
3.55% due 3/1/2022	1,200,000	1,152,502
Steel Dynamics, Inc.
6.75% due 4/1/2015	1,500,000	1,526,250
Vale Overseas Ltd.
6.25% due 1/23/2017	400,000	460,970
		8,406,067

Non Captive Consumer — 0.5%
HSBC Finance Corp.
Sr. Nt.
6.375% due 11/27/2012	1,000,000	1,033,078
SLM Corp.
Sr. Nt.
6.25% due 1/25/2016	1,200,000	1,248,000
7.25% due 1/25/2022	1,000,000	1,044,824
		3,325,902

Non Captive Diversified — 1.1%
Ally Financial, Inc.
4.50% due 2/11/2014	1,500,000	1,501,875
CIT Group, Inc.
Sec. Nt.
5.25% due 4/1/2014(2)	1,500,000	1,531,875
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	650,000	660,389
General Electric Capital Corp.
Sr. Nt.
5.625% due 5/1/2018	1,200,000	1,390,904
6.75% due 3/15/2032	1,000,000	1,194,746
KKR Group Finance Co.
6.375% due 9/29/2020(2)	1,600,000	1,675,357
		7,955,146

Oil Field Services — 0.4%
Transocean, Inc.
6.00% due 3/15/2018	550,000	608,860
Weatherford Bermuda
5.15% due 3/15/2013	700,000	722,213
6.50% due 8/1/2036	1,500,000	1,616,727
		2,947,800

Packaging — 0.6%
Ball Corp.
5.00% due 3/15/2022	2,600,000	2,606,500
Silgan Holdings, Inc.
Sr. Nt.
5.00% due 4/1/2020(2)	1,500,000	1,492,500
		4,099,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Paper — 0.6%
Georgia-Pacific LLC
5.40% due 11/1/2020(2)	$1,000,000	$1,116,281
Rock-Tenn Co.
4.90% due 3/1/2022(2)	3,200,000	3,195,306
		4,311,587

Pharmaceuticals — 0.9%
Abbott Laboratories
Sr. Nt.
5.125% due 4/1/2019	1,100,000	1,297,460
Gilead Sciences, Inc.
Sr. Nt.
4.40% due 12/1/2021	2,400,000	2,519,220
Pfizer, Inc.
Sr. Nt.
6.20% due 3/15/2019	800,000	1,001,121
Teva Pharmaceutical Finance IV BV
3.65% due 11/10/2021	1,600,000	1,619,646
		6,437,447

Pipelines — 0.8%
Boardwalk Pipelines LP
5.75% due 9/15/2019	1,600,000	1,739,243
El Paso Pipeline Partners Operating Co. LLC
5.00% due 10/1/2021	1,600,000	1,658,987
Energy Transfer Partners LP
Sr. Nt.
8.50% due 4/15/2014	750,000	847,522
Enterprise Products Operating LLC
8.375% due 8/1/2066(1)	400,000	436,000
Williams Partners LP
Sr. Nt.
5.25% due 3/15/2020	1,000,000	1,102,387
		5,784,139

Railroads — 0.2%
CSX Corp.
Sr. Nt.
4.75% due 5/30/2042	1,250,000	1,212,274
		1,212,274

Refining — 0.6%
Motiva Enterprises LLC
Nt.
5.75% due 1/15/2020(2)	1,500,000	1,726,067
Phillips 66
4.30% due 4/1/2022(2)	1,600,000	1,627,518
Valero Energy Corp.
Sr. Nt.
9.375% due 3/15/2019	600,000	785,900
		4,139,485

REITs — 1.4%
CommonWealth REIT
Sr. Nt.
5.875% due 9/15/2020	1,200,000	1,221,278
DDR Corp.
Sr. Nt.
4.75% due 4/15/2018	2,000,000	2,071,836
Equity One, Inc.
6.25% due 12/15/2014	1,100,000	1,184,261
ERP Operating LP
Sr. Nt.
5.375% due 8/1/2016	775,000	862,006
ProLogis LP
6.875% due 3/15/2020	1,500,000	1,723,026
Simon Property Group LP
Sr. Nt.
4.125% due 12/1/2021	1,600,000	1,678,869
WEA FIN LLC/WCI FIN LLC
5.40% due 10/1/2012(2)	900,000	918,784
		9,660,060

Technology — 0.6%
Hewlett-Packard Co.
Sr. Nt.
4.05% due 9/15/2022	1,600,000	1,593,485
KLA-Tencor Corp.
Sr. Nt.
6.90% due 5/1/2018	1,500,000	1,788,457
National Semiconductor Corp.
Sr. Nt.
6.60% due 6/15/2017	500,000	616,817
		3,998,759

Wireless — 0.8%
America Movil S.A.B. de C.V.
5.00% due 10/16/2019	1,500,000	1,666,938
American Tower Corp.
Sr. Nt.
4.625% due 4/1/2015	1,500,000	1,597,758
Cellco Partnership
Sr. Nt.
5.55% due 2/1/2014	800,000	865,227
Vodafone Group PLC
Sr. Nt.
5.45% due 6/10/2019	1,000,000	1,179,292
6.15% due 2/27/2037	350,000	423,235
		5,732,450

Wirelines — 1.2%
AT&T, Inc.
Sr. Nt.
6.30% due 1/15/2038	1,200,000	1,410,352
Deutsche Telekom International Finance BV
8.75% due 6/15/2030	850,000	1,168,298
France Telecom S.A.
Sr. Nt.
8.50% due 3/1/2031	335,000	475,067
Qwest Communications International, Inc.
7.125% due 4/1/2018	1,500,000	1,601,250
Telecom Italia Capital
5.25% due 11/15/2013 - 10/1/2015	2,050,000	2,109,125
Verizon Communications, Inc.
Sr. Nt.
6.40% due 2/15/2038	1,250,000	1,514,145
		8,278,237
Total Corporate Bonds (Cost $201,172,273)		217,793,003

Hybrid ARMS — 0.2%
FNMA
2.44% due 8/1/2046(1)	331,806	354,465
2.551% due 12/1/2036(1)	786,503	840,806
Total Hybrid ARMS (Cost $1,125,091)		1,195,271

Mortgage Pass-Through Securities — 16.4%
FHLMC
4.00% due 12/1/2040 - 1/1/2041	16,271,286	17,037,202
5.50% due 2/1/2037 - 6/1/2038	2,809,684	3,060,403
7.00% due 9/1/2038	520,410	594,488
FNMA

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
3.50% due 12/1/2042(5)	$2,400,000	$2,464,500
4.00% due 9/1/2040 - 11/1/2040	26,584,558	27,897,538
4.00% due 12/1/2042(5)	12,100,000	12,686,094
4.50% due 12/1/2042(5)	10,500,000	11,167,735
5.00% due 4/1/2023 - 12/1/2039	17,054,012	18,433,908
5.00% due 12/1/2042(5)	4,000,000	4,320,625
5.50% due 1/1/2038 - 2/1/2039	16,212,099	17,679,488
6.00% due 8/1/2021	438,261	477,493
6.50% due 2/1/2013 - 12/1/2014	51,168	53,585
7.00% due 9/1/2014 - 6/1/2032	202,855	234,473
7.50% due 12/1/2029	199,735	238,358
8.00% due 1/1/2030 - 9/1/2030	75,359	91,205
GNMA
6.00% due 10/15/2032 - 12/15/2033	531,522	607,756
Total Mortgage Pass-Through Securities (Cost $114,146,237)		117,044,851

Municipal Bonds — 2.0%
Arizona Wtr. Infrastructure Fin. Auth. Rev.
Wtr. Quality Ser. A
5.00% due 10/1/2027	1,200,000	1,360,284
California St. G.O.
5.25% due 4/1/2014	800,000	861,768
Chicago Illinois Metropolitan Wtr. Reclamation
Dist. Greater Chicago G.O.
Build America Bonds Taxable Direct Payment
5.72% due 12/1/2038	1,600,000	1,985,520
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev.
Build America Bonds Ser. A
6.184% due 1/1/2034	1,000,000	1,203,710
Massachusetts Bay Transn. Auth. Rev.
Ser. A
5.25% due 7/1/2034	2,400,000	2,669,064
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Harvard Univ. Ser. A
5.50% due 11/15/2036	1,190,000	1,420,753
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Rev.
Build America Bonds Ser. EE
6.011% due 6/15/2042	1,600,000	2,061,376
Oregon Sch. Brd. Association
4.759% due 6/30/2028	450,000	515,637
San Diego Cnty. California Wtr. Auth. Fing. Agcy.
Wtr. Rev.
Build America Bonds Ser. B
6.138% due 5/1/2049	1,500,000	1,898,865
Total Municipal Bonds (Cost $11,834,914)		13,976,977

U.S. Government Securities — 12.0%
U.S. Treasury Bonds
3.125% due 11/15/2041	13,860,000	13,294,775
3.75% due 8/15/2041	3,970,000	4,291,943
3.875% due 8/15/2040	4,700,000	5,198,642
4.25% due 11/15/2040	11,000,000	12,954,216
U.S. Treasury Notes
0.25% due 2/28/2014	3,240,000	3,235,192
0.375% due 3/15/2015	740,000	737,167
0.875% due 1/31/2017 - 2/28/2017	39,495,000	39,237,321
2.00% due 11/15/2021 - 2/15/2022	7,025,000	6,892,447
Total U.S. Government Securities (Cost $83,161,486)		85,841,703

Short-Term Investments — 4.3%
EI DuPont
0.12% due 4/12/2012(3)	5,000,000	4,999,817
Illinois Tool Works, Inc.
0.10% due 4/12/2012(3)	6,000,000	5,999,817
Nestle Capital Corp.
0.07% due 4/12/2012(3)	5,000,000	4,999,893
NetJets, Inc.
0.08% due 4/12/2012(3)	5,000,000	4,999,878
Roche Holdings, Inc.
0.06% due 4/12/2012(3)	5,000,000	4,999,908
The Travelers Companies, Inc.
0.05% due 4/12/2012(3)	5,000,000	4,999,924
Total Short-Term Investments (Cost $30,999,237)		30,999,237

Repurchase Agreements — 2.8%
State Street Bank and Trust Co. Repurchase
Agreement, 0.01%, dated 3/30/2012, maturity
value of $20,054,017, due 4/2/2012(6)	20,054,000	20,054,000
Total Repurchase Agreements (Cost $20,054,000)		20,054,000
Total Investments — 104.8% (Cost $717,313,672)		748,251,573
Other Liabilities, Net — (4.8)%		(34,330,028)
Total Net Assets — 100.0%		$713,921,545

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2012.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2012, the aggregate market value of these securities amounted to $88,581,083, representing 12.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover to be announced securities, TBA.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	TBA—To be announced.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.75%	8/15/2013	$20,459,319

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$25,224,762	$—	$25,224,762
Collateralized Mortgage Obligations	—	91,760,800	—	91,760,800
Senior Secured Loans	—	11,727,093	—	11,727,093
Commercial Mortgage-Backed Securities	—	132,633,876	—	132,633,876
Corporate Bonds	—	217,793,003	—	217,793,003
Hybrid ARMS	—	1,195,271	—	1,195,271
Mortgage Pass-Through Securities	—	117,044,851	—	117,044,851
Municipal Bonds	—	13,976,977	—	13,976,977
U.S. Government Securities	—	85,841,703	—	85,841,703
Short-Term Investments	—	30,999,237	—	30,999,237
Repurchase Agreements	—	20,054,000	—	20,054,000

Total	$—	$748,251,573	$—	$748,251,573

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Asset Backed Securities — 14.1%
Ally Auto Receivables Trust
2010-3 A3
1.11% due 10/15/2014	$1,000,000	$1,004,352
Ally Master Owner Trust
2012-1 A2
1.44% due 2/15/2017	300,000	300,886
2011-1 A2
2.15% due 1/15/2016	350,000	357,445
2010-3 A
2.88% due 4/15/2015(1)	800,000	814,387
AmeriCredit Automobile Receivables Trust
2010-3 A3
1.14% due 4/8/2015	900,000	902,956
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(2)	107,187	99,801
Avis Budget Rental Car Funding AESOP LLC
2012-1A A
2.054% due 8/20/2016(1)	825,000	827,360
Bank of America Auto Trust
2010-1A A4
2.18% due 2/15/2017(1)	450,000	457,020
2009-2A A4
3.03% due 10/15/2016(1)	740,000	749,601
Capital One Multi-Asset Execution Trust
2005-A10 A
0.322% due 9/15/2015(2)	260,000	260,029
2005-A7 A7
4.70% due 6/15/2015	850,000	863,563
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	176,107	177,827
Citibank Credit Card Issuance Trust
2004-A8 A8
4.90% due 12/12/2016	950,000	1,052,881
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
5.053% due 8/25/2033(2)	138,608	137,505
CNH Equipment Trust
2009-C A4
3.00% due 8/17/2015(3)	1,050,742	1,066,713
Ford Credit Auto Lease Trust
2011-B A3
1.05% due 10/15/2014	1,000,000	1,004,040
Ford Credit Floorplan Master Owner Trust
2010-3 A2
1.942% due 2/15/2017(1)(2)	985,000	1,020,676
GE Capital Credit Card Master Note Trust
2010-3 A
2.21% due 6/15/2016	1,250,000	1,274,062
GE Equipment Transportation LLC
2012-1 A3
0.99% due 11/23/2015	800,000	801,091
Harley-Davidson Motorcycle Trust
2009-2 A4
3.32% due 2/15/2017	1,000,000	1,009,404
Honda Auto Receivables Owner Trust
2010-3 A4
0.94% due 12/21/2016	954,000	957,424
Huntington Auto Trust
2011-1A A3
1.01% due 1/15/2016(1)	1,000,000	1,004,719
Hyundai Auto Receivables Trust
2012-A A4
0.95% due 12/15/2016	500,000	499,644
2009-A A4
3.15% due 3/15/2016	600,000	615,788
John Deere Owner Trust
2009-B A4
2.33% due 5/16/2016(3)	850,000	854,098
Mercedes-Benz Auto Lease Trust
2011-B A3
1.07% due 8/15/2014(1)	500,000	503,114
Miramax LLC
2011-1A A
6.25% due 10/20/2021(1)	1,842,857	1,882,140
Navistar Financial Corp. Owner Trust
2010-A A3
1.99% due 1/21/2014(1)	724,726	725,796
PG&E Energy Recovery Funding LLC
2005-1 A4
4.37% due 6/25/2014	64,832	65,420
2005-1 A5
4.47% due 12/25/2014	420,000	427,288
Residential Asset Mortgage Products, Inc.
2002-RS4 AI5
6.163% due 8/25/2032(2)	20,695	12,601
Toyota Auto Receivables Owner Trust
2010-C A4
1.09% due 12/15/2014	500,000	503,174
Volkswagen Auto Lease Trust
2010-A A4
1.18% due 10/20/2015	900,000	905,203
World Omni Auto Receivables Trust
2010-A A4
2.21% due 5/15/2015	600,000	610,465
Total Asset Backed Securities (Cost $23,621,668)		23,748,473

Collateralized Mortgage Obligations — 9.7%
Banc of America Mortgage Securities, Inc.
2003-J 2A2
2.839% due 11/25/2033(2)	326,539	313,830
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	139,096	140,430
2004-3 A5
5.406% due 6/25/2034(2)	154,251	155,637
Chase Mortgage Finance Corp.
2003-S10 A1
4.75% due 11/25/2018	347,026	357,337
2003-S14 3A1
5.50% due 1/25/2034	102,699	103,112
Citicorp Mortgage Securities, Inc.
2005-1 1A9
5.25% due 2/25/2035	29,671	29,606
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	169,330	168,788
Countrywide Home Loans Trust
2003-50 A1
5.00% due 11/25/2018	794,746	815,251
2004-9 A1
5.00% due 6/25/2034	301,275	305,285
2003-11 A31
5.50% due 5/25/2033	656,132	677,043
2002-19 1A1
6.25% due 11/25/2032	36,188	38,361

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
CS First Boston Mortgage Securities Corp.
2003-23 2A8
4.50% due 10/25/2018	$213,739	$219,828
2003-8 2A1
5.00% due 4/25/2018	302,211	307,678
2004-5 5A1
5.00% due 8/25/2019	544,258	553,625
FHLMC
1534 Z
5.00% due 6/15/2023	70,137	70,128
20 H
5.50% due 10/25/2023	35,784	37,593
First Horizon Mortgage Pass-Through Trust
2004-4 2A3
4.50% due 7/25/2019	348,337	353,882
FNMA
2003-63 GU
4.00% due 7/25/2033	1,752	1,785
2002-52 PB
6.00% due 2/25/2032	36,329	36,635
J.P. Morgan Mortgage Trust
2006-A2 5A1
2.65% due 11/25/2033(2)	652,050	653,688
2005-A1 5A1
4.438% due 2/25/2035(2)	48,802	48,987
2004-S2 1A3
4.75% due 11/25/2019	200,338	201,330
2004-S1 1A7
5.00% due 9/25/2034	83,375	85,946
2005-A1 3A1
5.011% due 2/25/2035(2)	735,865	755,362
Master Adjustable Rate Mortgages Trust
2004-13 2A1
2.657% due 4/21/2034(2)	802,812	802,985
2004-13 3A7
2.718% due 11/21/2034(2)	965,000	943,713
Master Asset Securitization Trust
2003-5 2A1
5.00% due 6/25/2018	177,852	185,060
Morgan Stanley Mortgage Loan Trust
2004-1 1A9
4.50% due 11/25/2018	208,083	211,911
Prime Mortgage Trust
2004-2 A2
4.75% due 11/25/2019	330,826	341,057
2003-3 A9
5.50% due 1/25/2034	363,537	371,258
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	25,812	26,424
Residential Asset Securitization Trust
2003-A2 A1
4.25% due 5/25/2033	630,020	617,682
Residential Funding Mortgage Securities I, Inc.
2004-S9 2A1
4.75% due 12/25/2019	274,831	280,669
2005-S1 2A1
4.75% due 2/25/2020	241,206	248,295
2005-S3 A1
4.75% due 3/25/2020	181,650	184,779
Structured Asset Securities Corp.
2004-21XS 2A6A
4.74% due 12/25/2034(2)	493,241	498,465
2005-1 4A1
5.00% due 2/25/2020	290,429	295,720
2003-29 2A1
5.25% due 9/25/2023	473,881	479,564
2004-3 3A1
5.50% due 3/25/2019	169,950	176,512
Wells Fargo Mortgage Backed Securities Trust
2004-Z 2A2
2.614% due 12/25/2034(2)	421,838	413,732
2005-AR12 2A5
2.645% due 6/25/2035(2)	969,321	945,403
2005-AR12 2A6
2.645% due 6/25/2035(2)	514,629	497,033
2003-J 2A1
4.42% due 10/25/2033(2)	187,436	189,804
2003-8 A1
4.50% due 8/25/2018	139,512	144,762
2003-J 1A9
4.575% due 10/25/2033(2)	827,426	837,838
2003-N 2A1
4.733% due 12/25/2033(2)	492,401	501,924
2003-15 1A1
4.75% due 12/25/2018	54,074	55,853
2005-1 1A1
4.75% due 1/25/2020	284,867	291,822
2004-2 A1
5.00% due 1/25/2019	344,623	351,048
2006-7 1A1
5.25% due 6/25/2021	122,394	125,102
Total Collateralized Mortgage Obligations (Cost $16,376,073)		16,449,562

Senior Secured Loans — 2.5%
Energy — 0.2%
CITGO Petroleum Corp.
Term Loan C
9.00% due 6/23/2017(2)	294,750	300,645
		300,645

Healthcare — 0.2%
IMS Health, Inc.
New Term Loan B
4.50% due 8/25/2017(2)	245,004	245,266
		245,266

Non Captive Diversified — 0.1%
Istar Financial, Inc.
Term Loan A1
5.00% due 6/28/2013(2)	266,165	265,638
		265,638

Pharmaceuticals — 0.9%
Grifols, Inc.
New Term Loan B
4.50% due 6/1/2017(2)	646,651	645,707
RP Select Finance Trust
Term Loan A
2.72% due 8/12/2016(2)	925,000	921,920
		1,567,627

Real Estate Investment Trusts — 0.3%
LNR Property Corp.
Term Loan B
4.75% due 4/29/2016(2)	462,500	462,305
		462,305

Retailers — 0.5%
BJ’s Wholesale Club, Inc.
Hybrid Term Loan
5.25% due 9/28/2018(2)	349,125	350,672

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Lord & Taylor Holdings LLC
Term Loan B
5.75% due 1/11/2019(2)	$500,000	$502,345
		853,017

Wireless — 0.3%
Crown Castle International Corp.
Term Loan B
4.00% due 1/31/2019(2)	498,750	496,600
		496,600
Total Senior Secured Loans (Cost $4,170,522)		4,191,098

Commercial Mortgage-Backed Securities — 21.2%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037(1)	580,000	617,466
Banc of America Commercial Mortgage, Inc.
2004-1 A4
4.76% due 11/10/2039	750,000	788,350
2005-5 A4
5.115% due 10/10/2045(2)	1,030,000	1,141,852
2005-6 A4
5.193% due 9/10/2047(2)	1,000,000	1,116,673
2006-2 A4
5.731% due 5/10/2045(2)	500,000	568,141
Bear Stearns Commercial Mortgage Securities
2004-PWR3 A4
4.715% due 2/11/2041	540,000	567,107
2003-T10 A2
4.74% due 3/13/2040	535,699	547,221
2003-PWR2 A4
5.186% due 5/11/2039(2)	700,000	730,773
2005-PW10 A4
5.405% due 12/11/2040(2)	1,015,000	1,133,756
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030(1)(2)	225,920	231,460
Citigroup Commercial Mortgage Trust
2004-C1 A4
5.361% due 4/15/2040(2)	1,030,000	1,105,109
2006-C5 A4
5.431% due 10/15/2049	800,000	905,537
Citigroup/Deutsche Bank Commercial Mortgage Trust
2005-CD1 A4
5.225% due 7/15/2044(2)	500,000	556,538
Commercial Mortgage Asset Trust
1999-C1 B
7.23% due 1/17/2032(2)	1,000,000	1,065,074
Commercial Mortgage Pass-Through Certificates
2003-LB1A A1
3.251% due 6/10/2038	150,429	151,598
2005-LP5 A4
4.982% due 5/10/2043(2)	530,000	581,508
Credit Suisse Mortgage Capital Certificates
2006-C3 A3
5.815% due 6/15/2038(2)	500,000	564,608
Crown Castle Towers LLC
Sr. Sec. Nt.
3.214% due 8/15/2035(1)	350,000	354,014
4.523% due 1/15/2035(1)	550,000	575,231
CS First Boston Mortgage Securities Corp.
2003-C3 A5
3.936% due 5/15/2038	1,108,218	1,130,400
2004-C2 A2
5.416% due 5/15/2036(2)	1,362,000	1,458,887
1997-C2 F
7.46% due 1/17/2035(2)	575,000	599,776
First Union-Lehman Brothers-Bank of America
1998-C2 E
6.778% due 11/18/2035	872,000	907,532
GE Capital Commercial Mortgage Corp.
2004-C1 A3
4.596% due 11/10/2038	577,960	602,254
2004-C1 B
4.692% due 11/10/2038(2)	385,000	398,198
2005-C1 AJ
4.826% due 6/10/2048(2)	500,000	518,506
2003-C2 A4
5.145% due 7/10/2037	545,000	563,417
GMAC Commercial Mortgage Securities, Inc.
2003-C2 A2
5.454% due 5/10/2040(2)	730,000	768,051
Greenwich Capital Commercial Funding Corp.
2005-GG3 A3
4.569% due 8/10/2042	890,000	914,606
2004-GG1 A7
5.317% due 6/10/2036(2)	1,075,000	1,145,904
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2004-C3 A5
4.878% due 1/15/2042	675,000	727,080
2005-LDP5 A4
5.205% due 12/15/2044(2)	100,000	111,541
2005-LDP5 AM
5.247% due 12/15/2044(2)	940,000	1,015,932
2003-CB6 A2
5.255% due 7/12/2037(2)	800,000	835,090
LB UBS Commercial Mortgage Trust
2003-C7 A4
4.931% due 9/15/2035(2)	1,005,000	1,049,158
2002-C7 A4
4.96% due 12/15/2031	546,478	557,902
2003-C8 A4
5.124% due 11/15/2032(2)	500,000	525,318
Merrill Lynch Mortgage Trust
2004-BPC1 A5
4.855% due 10/12/2041(2)	700,000	751,861
2003-KEY1 A4
5.236% due 11/12/2035(2)	500,000	527,289
Morgan Stanley Capital I
2004-HQ3 A4
4.80% due 1/13/2041	928,000	975,851
2005-HQ7 AAB
5.178% due 11/14/2042(2)	366,112	372,259
Morgan Stanley Dean Witter Capital I
2002-IQ2 B
5.93% due 12/15/2035	347,000	347,692
Nomura Asset Securities Corp.
1998-D6 B1
6.00% due 3/15/2030(1)	580,000	593,989
Salomon Brothers Mortgage Securities VII, Inc.
2002-KEY2 A3
4.865% due 3/18/2036	71,242	71,188
1999-C1 G
7.156% due 5/18/2032(1)(2)	450,500	460,705

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust
2003-C8 A3
4.445% due 11/15/2035	$612,074	$618,230
2004-C10 A4
4.748% due 2/15/2041	519,161	547,525
2005-C21 A4
5.205% due 10/15/2044(2)	900,000	993,424
2004-C11 A5
5.215% due 1/15/2041(2)	575,000	616,395
2006-C29 A4
5.308% due 11/15/2048	1,000,000	1,115,940
2006-C23 AM
5.466% due 1/15/2045(2)	750,000	794,477
Total Commercial Mortgage-Backed Securities (Cost $35,761,330)		35,918,393

Corporate Bonds — 36.0%
Aerospace/Defense — 0.5%
BE Aerospace, Inc.
Sr. Nt.
8.50% due 7/1/2018	500,000	552,500
L-3 Communications Corp.
Ser. B
6.375% due 10/15/2015	237,000	242,629
		795,129

Automotive — 1.4%
Banque PSA Finance
Sr. Nt.
3.375% due 4/4/2014(1)	500,000	499,109
Daimler Finance North America LLC
1.875% due 9/15/2014(1)	350,000	355,018
Ford Motor Credit Co. LLC
Sr. Nt.
7.50% due 8/1/2012	500,000	507,459
RCI Banque S.A.
Sr. Nt.
3.40% due 4/11/2014(1)	500,000	500,792
Volkswagen International Finance NV
1.625% due 3/22/2015(1)	500,000	499,984
		2,362,362

Banking — 7.5%
Abbey National Treasury Services PLC
2.875% due 4/25/2014	500,000	497,788
American Express Credit Corp.
Sr. Nt.
2.375% due 3/24/2017	500,000	500,769
ANZ National Int’l Ltd.
2.375% due 12/21/2012(1)	500,000	505,691
Bank of America Corp.
Sr. Nt.
4.50% due 4/1/2015	150,000	155,365
Barclays Bank PLC
Sr. Nt.
2.50% due 1/23/2013	400,000	403,520
Capital One Financial Corp.
Sr. Nt.
2.125% due 7/15/2014	500,000	502,850
Citigroup, Inc.
Sr. Nt.
5.50% due 4/11/2013	300,000	311,325
Credit Suisse/New York NY
Sr. Nt.
3.45% due 7/2/2012	200,000	201,476
5.00% due 5/15/2013	250,000	259,575
Deutsche Bank AG
Sr. Nt.
2.375% due 1/11/2013	300,000	302,412
Fifth Third Capital Trust IV
6.50% due 4/15/2037(2)	650,000	646,750
ING Bank N.V.
Sr. Nt.
2.375% due 6/9/2014(1)	600,000	595,786
JPMorgan Chase & Co.
Sr. Nt.
2.05% due 1/24/2014	500,000	508,664
Merrill Lynch & Co., Inc.
Sr. Nt. Ser. C
6.05% due 8/15/2012	350,000	356,079
Morgan Stanley
Sr. Nt.
2.875% due 1/24/2014	250,000	249,457
5.30% due 3/1/2013	250,000	257,136
PNC Preferred Funding Trust III
Jr. Sub. Nt.
8.70% due 3/15/2013(1)(2)(4)	400,000	411,084
Rabobank Nederland N.V.
Sr. Nt.
2.65% due 8/17/2012(1)	250,000	252,223
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	500,000	508,750
Royal Bank of Canada
Sr. Nt.
1.45% due 10/30/2014	500,000	506,618
Royal Bank of Scotland PLC
3.25% due 1/11/2014	500,000	507,082
Sumitomo Mitsui Banking Corp.
Sr. Nt.
1.90% due 1/12/2015(1)	500,000	504,101
SunTrust Banks, Inc.
Sr. Nt.
3.60% due 4/15/2016	400,000	413,318
The Bank of New York Mellon Corp.
Sr. Nt.
1.20% due 2/20/2015	300,000	300,362
The Goldman Sachs Group, Inc.
Sr. Nt.
3.625% due 8/1/2012	500,000	504,392
Toronto-Dominion Bank
Sr. Nt.
1.375% due 7/14/2014	500,000	508,775
U.S. Bancorp
Sr. Nt
2.875% due 11/20/2014	500,000	521,226
UBS AG Stamford CT
Sr. Nt.
2.25% due 8/12/2013	500,000	503,142
Union Bank N.A.
Sr. Nt.
2.125% due 12/16/2013	500,000	508,367
Wells Fargo Bank N.A.
Sub. Nt.
5.75% due 5/16/2016	100,000	111,549
Westpac Banking Corp.
Sr. Nt.
2.10% due 8/2/2013	300,000	303,671
		12,619,303

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Building Materials — 0.1%
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	$250,000	$251,903
		251,903

Chemicals — 1.2%
Airgas, Inc.
Sr. Nt.
2.85% due 10/1/2013	500,000	511,951
Ecolab, Inc.
Sr. Nt.
2.375% due 12/8/2014	400,000	414,300
Lyondell Chemical Co.
Sec. Nt.
11.00% due 5/1/2018	500,000	552,500
Yara International ASA
Sr. Nt.
5.25% due 12/15/2014(1)	500,000	540,007
		2,018,758

Construction Machinery — 0.2%
Case New Holland, Inc.
7.75% due 9/1/2013	250,000	266,250
		266,250

Consumer Products — 0.1%
Whirlpool Corp.
Sr. Nt.
8.00% due 5/1/2012	250,000	251,272
		251,272

Diversified Manufacturing — 0.4%
Danaher Corp.
Sr. Nt.
1.30% due 6/23/2014	200,000	203,179
Textron, Inc.
Sr. Nt.
6.20% due 3/15/2015	500,000	548,415
		751,594

Electric — 1.7%
AEP Texas North Co.
Sr. Nt. Ser. B
5.50% due 3/1/2013	150,000	156,246
Calpine Construction Finance Co. LP
Sr. Sec. Nt.
8.00% due 6/1/2016(1)	500,000	543,750
EDP Finance BV
Sr. Nt.
5.375% due 11/2/2012(1)	500,000	500,250
Great Plains Energy, Inc.
Sr. Nt.
2.75% due 8/15/2013	200,000	203,421
MidAmerican Energy Holdings Co.
Sr. Nt.
3.15% due 7/15/2012	200,000	201,395
Mirant Mid Atlantic Pass Through Trust
Ser. A
8.625% due 6/30/2012	127,764	130,319
National Rural Utilities Cooperative Finance Corp.
1.125% due 11/1/2013	500,000	503,495
2.625% due 9/16/2012	200,000	201,890
Oncor Electric Delivery Co.
Sr. Sec. Nt.
6.375% due 5/1/2012	250,000	250,958
The AES Corp.
Sr. Nt.
7.75% due 3/1/2014	250,000	270,000
		2,961,724

Energy - Integrated — 0.3%
Husky Energy, Inc.
Sr. Nt.
5.90% due 6/15/2014	400,000	437,818
		437,818

Food And Beverage — 1.7%
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 3/26/2013	450,000	458,154
3.00% due 10/15/2012	200,000	202,594
Coca-Cola Enterprises, Inc.
Sr. Nt.
1.125% due 11/12/2013	300,000	301,178
General Mills, Inc.
Sr. Nt.
1.55% due 5/16/2014	250,000	254,096
Kraft Foods, Inc.
Sr. Nt.
2.625% due 5/8/2013	600,000	611,522
Pernod-Ricard SA
Sr. Nt.
2.95% due 1/15/2017(1)	500,000	505,064
SABMiller Holdings, Inc.
1.85% due 1/15/2015(1)	300,000	304,028
Wm. Wrigley Jr. Co.
Sec. Nt.
2.45% due 6/28/2012(1)	150,000	150,590
Sr. Sec. Nt.
3.05% due 6/28/2013(1)	150,000	152,157
		2,939,383

Gaming — 0.1%
Seminole Tribe of Fla
Sr. Sec. Nt.
5.798% due 10/1/2013(1)	205,000	206,154
		206,154

Government Related — 0.3%
Petrobras International Finance Co. - Pifco
2.875% due 2/6/2015	200,000	205,216
Ras Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
4.50% due 9/30/2012(1)	250,000	253,000
		458,216

Health Insurance — 0.3%
UnitedHealth Group, Inc.
Sr. Nt.
4.875% due 4/1/2013	500,000	520,760
		520,760

Healthcare — 1.5%
AmerisourceBergen Corp.
5.625% due 9/15/2012	250,000	255,406
CareFusion Corp.
Sr. Nt.
4.125% due 8/1/2012	250,000	252,420
Express Scripts, Inc.
5.25% due 6/15/2012	300,000	302,550
Hospira, Inc.
Sr. Nt.
6.05% due 3/30/2017	250,000	278,320
Life Technologies Corp.
Sr. Nt.
3.375% due 3/1/2013	550,000	559,625

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Owens & Minor, Inc.
6.35% due 4/15/2016	$490,000	$529,209
Thermo Fisher Scientific, Inc.
Sr. Nt.
2.15% due 12/28/2012	300,000	302,517
		2,480,047

Independent Energy — 1.7%
Anadarko Petroleum Corp.
Sr. Nt.
5.95% due 9/15/2016	300,000	345,869
Canadian Natural Resources Ltd.
Sr. Nt.
1.45% due 11/14/2014	350,000	354,702
Chesapeake Energy Corp.
7.625% due 7/15/2013	350,000	369,250
Newfield Exploration Co.
Sr. Sub. Nt.
6.625% due 4/15/2016	500,000	511,250
Petrohawk Energy Corp.
7.875% due 6/1/2015	400,000	420,000
Quicksilver Resources, Inc.
8.25% due 8/1/2015	300,000	297,000
Woodside Finance Ltd.
5.00% due 11/15/2013(1)	600,000	630,119
		2,928,190

Industrial - Other — 0.3%
URS Corp.
Sr. Nt.
3.85% due 4/1/2017(1)	500,000	498,365
		498,365

Insurance - Life — 2.3%
Aegon N.V.
Sr. Nt.
4.75% due 6/1/2013	500,000	516,951
American International Group, Inc.
Sr. Nt.
3.65% due 1/15/2014	500,000	509,256
Assurant, Inc.
Sr. Nt.
5.625% due 2/15/2014	500,000	525,664
Genworth Financial, Inc.
Sr. Nt.
5.65% due 6/15/2012	500,000	503,706
Hartford Financial Services Group, Inc.
Sr. Nt.
4.625% due 7/15/2013	250,000	259,776
Lincoln National Corp.
Sr. Nt.
5.65% due 8/27/2012	600,000	611,030
Metropolitan Life Global Funding I
Sec. Nt.
2.00% due 1/9/2015(1)	500,000	505,300
New York Life Global Funding
2.25% due 12/14/2012(1)	200,000	202,325
Prudential Financial, Inc.
Sr. Nt.
3.625% due 9/17/2012	200,000	202,557
		3,836,565

Insurance P&C — 1.2%
Aspen Insurance Holdings Ltd.
Sr. Nt.
6.00% due 8/15/2014	350,000	375,698
Axis Capital Holdings Ltd.
Sr. Nt.
5.75% due 12/1/2014	300,000	321,090
Berkshire Hathaway Finance Corp.
1.50% due 1/10/2014	250,000	253,912
Marsh & McLennan Cos., Inc.
Sr. Nt.
4.85% due 2/15/2013	500,000	515,033
Willis Group Holdings PLC
4.125% due 3/15/2016	500,000	508,244
		1,973,977

Lodging — 0.2%
Royal Caribbean Cruises Ltd.
Sr. Nt.
7.00% due 6/15/2013	300,000	313,500
		313,500

Media Cable — 0.3%
Time Warner Cable, Inc.
5.40% due 7/2/2012	500,000	505,710
		505,710

Media Noncable — 1.1%
NBCUniversal Media LLC
Sr. Nt.
2.10% due 4/1/2014	500,000	510,605
News America, Inc.
5.30% due 12/15/2014	500,000	553,140
RR Donnelley & Sons Co.
Sr. Nt.
5.50% due 5/15/2015	500,000	506,250
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	250,000	253,750
		1,823,745

Metals And Mining — 1.8%
Anglo American Capital PLC
2.15% due 9/27/2013(1)	300,000	302,721
ArcelorMittal
Sr. Nt.
3.75% due 2/25/2015	500,000	508,136
5.375% due 6/1/2013	250,000	259,466
BHP Billiton Finance USA Ltd.
1.125% due 11/21/2014	300,000	302,078
FMG Resources August 2006 Pty Ltd.
7.00% due 11/1/2015(1)	500,000	510,000
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
1.40% due 2/13/2015	300,000	298,862
Steel Dynamics, Inc.
7.375% due 11/1/2012	300,000	308,250
United States Steel Corp.
Sr. Nt.
5.65% due 6/1/2013	300,000	317,760
Xstrata Canada Financial Corp.
2.85% due 11/10/2014(1)	250,000	254,539
		3,061,812

Non Captive Consumer — 0.7%
HSBC Finance Corp.
Sr. Nt.
4.75% due 7/15/2013	500,000	518,395
SLM Corp.
Sr. Nt. Ser. A
5.00% due 10/1/2013	300,000	306,750
Sr. Nt.
5.00% due 4/15/2015	300,000	305,306
		1,130,451

Non Captive Diversified — 1.0%
Ally Financial, Inc.
4.50% due 2/11/2014	450,000	450,563

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
CIT Group, Inc.
Sec. Nt.
5.25% due 4/1/2014(1)	$300,000	$306,375
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	300,000	304,795
General Electric Capital Corp.
Sr. Nt.
2.80% due 1/8/2013	650,000	661,032
		1,722,765

Oil Field Services — 0.8%
Transocean Ltd.
5.25% due 3/15/2013	550,000	569,134
Weatherford Bermuda
5.15% due 3/15/2013	761,000	785,149
		1,354,283

Packaging — 0.4%
Bemis Co., Inc.
Sr. Nt.
4.875% due 4/1/2012	210,000	210,000
Sealed Air Corp.
Sr. Nt.
5.625% due 7/15/2013(1)	400,000	412,778
		622,778

Pharmaceuticals — 0.6%
Amgen, Inc.
Sr. Nt.
1.875% due 11/15/2014	500,000	511,545
Gilead Sciences, Inc.
Sr. Nt.
2.40% due 12/1/2014	500,000	517,273
		1,028,818

Pipelines — 0.7%
Enterprise Products Operating LLC
4.60% due 8/1/2012	300,000	303,979
Kinder Morgan, Inc.
Sr. Nt.
6.50% due 9/1/2012	400,000	408,000
Plains All American Pipeline LP
4.25% due 9/1/2012	500,000	506,071
		1,218,050

Refining — 0.2%
Phillips 66
1.95% due 3/5/2015(1)	300,000	302,075
		302,075

REITs — 1.8%
Camden Property Trust
Sr. Nt.
5.875% due 11/30/2012	250,000	256,237
CommonWealth REIT
Sr. Nt.
6.40% due 2/15/2015	200,000	211,187
ERP Operating LP
Sr. Nt.
5.20% due 4/1/2013	600,000	620,093
HCP, Inc.
Sr. Nt.
5.65% due 12/15/2013	300,000	318,287
Liberty Property LP
Sr. Nt.
6.375% due 8/15/2012	200,000	203,473
ProLogis LP
5.625% due 11/15/2015	400,000	435,608
Tanger Properties LP
Sr. Nt.
6.15% due 11/15/2015	500,000	557,610
WEA Finance LLC
5.75% due 9/2/2015(1)	400,000	438,724
		3,041,219

Retailers — 0.4%
Home Depot, Inc.
Sr. Nt.
5.25% due 12/16/2013	600,000	647,881
		647,881

Supermarkets — 0.1%
TESCO PLC
Sr. Nt.
2.00% due 12/5/2014(1)	200,000	203,353
		203,353

Technology — 1.8%
Agilent Technologies, Inc.
Sr. Nt.
2.50% due 7/15/2013	200,000	203,169
4.45% due 9/14/2012	300,000	304,471
Broadcom Corp.
Sr. Nt.
1.50% due 11/1/2013	500,000	505,639
Computer Sciences Corp.
Sr. Nt.
5.50% due 3/15/2013	400,000	415,000
Hewlett-Packard Co.
Sr. Nt.
2.35% due 3/15/2015	300,000	305,703
Lexmark International, Inc.
Sr. Nt.
5.90% due 6/1/2013	350,000	365,015
Maxim Integrated Products, Inc.
Sr. Nt.
3.45% due 6/14/2013	250,000	256,714
National Semiconductor Corp.
Sr. Nt.
6.15% due 6/15/2012	250,000	252,668
Pitney Bowes, Inc.
Sr. Nt.
3.875% due 6/15/2013	400,000	413,025
		3,021,404

Transportation Services — 0.3%
ERAC USA Finance LLC
2.25% due 1/10/2014(1)	500,000	503,211
		503,211

Wireless — 0.3%
America Movil SAB de C.V.
3.625% due 3/30/2015	500,000	528,593
		528,593

Wirelines — 0.7%
Telecom Italia Capital
5.25% due 11/15/2013	500,000	513,750
Telefonica Emisiones SAU
2.582% due 4/26/2013	700,000	702,946
		1,216,696
Total Corporate Bonds (Cost $60,223,606)		60,804,114

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Government Agencies — 0.2%
PNC Funding Corp.
2.30% due 6/22/2012(5)	$350,000	$351,640
Total Government Agencies (Cost $350,135)		351,640

Hybrid ARMS — 0.0%
FNMA
2.44% due 8/1/2046(2)	24,906	26,607
Total Hybrid ARMS (Cost $25,120)		26,607

Mortgage-Backed Securities — 0.0%
FHLMC
7.00% due 9/1/2038	44,264	50,565
Total Mortgage-Backed Securities (Cost $45,958)		50,565

U.S. Agencies — 1.9%
Federal Home Loan Mortgage Corp.
2.00% due 8/25/2016	3,000,000	3,118,779
Total U.S. Agencies (Cost $3,105,521)		3,118,779

U.S. Government Securities — 11.7%
U.S. Treasury Notes
0.25% due 1/15/2015 - 2/15/2015	6,105,000	6,061,556
0.375% due 3/15/2015	4,000,000	3,985,937
0.875% due 11/30/2016 - 12/31/2016	4,953,000	4,931,393
1.00% due 8/31/2016 - 10/31/2016	4,400,000	4,416,777
1.50% due 7/31/2016	413,000	423,745
Total U.S. Government Securities (Cost $19,822,512)		19,819,408

Municipal Bonds — 0.3%
Puerto Rico Comwlth. Govt. Dev. Bk.
Sr. Nt. Ser. A
3.448% due 2/1/2015	500,000	504,415
Total Municipal Bonds (Cost $500,000)		504,415

Repurchase Agreements — 4.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $7,280,006, due 4/2/2012(6)	7,280,000	7,280,000
Total Repurchase Agreements (Cost $7,280,000)		7,280,000
Total Investments — 101.9% (Cost $171,282,445)		172,263,054
Other Liabilities, Net — (1.9)%		(3,157,829)
Total Net Assets — 100.0%		$169,105,225

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2012, the aggregate market value of these securities amounted to $23,166,351, representing 13.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2012.
(3)	Securities are segregated for anticipated collateral requirements.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	Classified under Government Agencies as a result of participation in the U.S. Government Troubled Asset Relief Program.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	0.20%	9/14/2012	$7,430,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$23,748,473	$—	$23,748,473
Collateralized Mortgage Obligations	—	16,449,562	—	16,449,562
Senior Secured Loans	—	4,191,098	—	4,191,098
Commercial Mortgage-Backed Securities	—	35,918,393	—	35,918,393
Corporate Bonds	—	60,804,114	—	60,804,114
Government Agencies	—	351,640	—	351,640
Hybrid ARMS	—	26,607	—	26,607
Mortgage-Backed Securities	—	50,565	—	50,565
U.S. Agencies	—	3,118,779	—	3,118,779
U.S. Government Securities	—	19,819,408	—	19,819,408
Municipal Bonds	—	504,415	—	504,415
Repurchase Agreements	—	7,280,000	—	7,280,000

Total	$—	$172,263,054	$—	$172,263,054

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Corporate Bonds — 92.0%
Aerospace/Defense — 0.5%
Moog, Inc.
Sr. Sub. Nt.
7.25% due 6/15/2018	$325,000	$348,563
		348,563

Automotive — 5.3%
American Axle & Manufacturing, Inc.
7.75% due 11/15/2019	70,000	74,725
7.875% due 3/1/2017	400,000	413,000
Ford Motor Co.
Sr. Nt.
7.45% due 7/16/2031	200,000	244,500
Ford Motor Credit Co. LLC
Sr. Nt.
8.00% due 12/15/2016	300,000	347,821
8.125% due 1/15/2020	440,000	531,848
General Motors Financial Co., Inc.
6.75% due 6/1/2018	360,000	384,502
JB Poindexter & Co., Inc.
Sr. Nt.
9.00% due 4/1/2022(1)	330,000	339,487
Pittsburgh Glass Works LLC
Sr.Sec.Nt.
8.50% due 4/15/2016(1)	400,000	398,000
Schaeffler Finance BV
Sr. Sec. Nt.
7.75% due 2/15/2017(1)	130,000	137,475
8.50% due 2/15/2019(1)	250,000	266,875
The Goodyear Tire & Rubber Co.
7.00% due 5/15/2022	250,000	243,125
Visteon Corp.
6.75% due 4/15/2019	370,000	375,550
		3,756,908

Banking — 0.5%
Royal Bank of Scotland Group PLC
Jr. Sub. Nt.
7.648% due 9/30/2031(2)(3)	200,000	169,500
9.118% due 8/13/2012(3)	200,000	180,500
		350,000

Brokerage — 1.8%
E*Trade Financial Corp.
Sr. Nt.
6.75% due 6/1/2016	300,000	306,750
12.50% due 11/30/2017	818,000	951,948
		1,258,698

Building Materials — 0.9%
Norcraft Cos. L.P.
Sec. Nt.
10.50% due 12/15/2015	350,000	307,125
USG Corp.
7.875% due 3/30/2020(1)	360,000	360,450
		667,575

Chemicals — 1.0%
Huntsman International LLC
8.625% due 3/15/2020	250,000	279,375
LyondellBasell Industries NV
Sr. Nt.
5.00% due 4/15/2019(1)	450,000	450,000
		729,375

Construction Machinery — 1.2%
Terex Corp.
6.50% due 4/1/2020	400,000	403,000
UR Financing Escrow Corp.
Sec. Nt.
5.75% due 7/15/2018(1)	150,000	153,563
Sr. Nt.
7.375% due 5/15/2020(1)	150,000	153,375
7.625% due 4/15/2022(1)	150,000	154,125
		864,063

Consumer Cyclical Services — 0.8%
Monitronics International, Inc.
Sr. Nt.
9.125% due 4/1/2020(1)	330,000	334,125
The Geo Group, Inc.
6.625% due 2/15/2021	200,000	209,250
		543,375

Consumer Products — 1.1%
Armored Autogroup, Inc.
Sr. Nt.
9.25% due 11/1/2018(1)	140,000	116,900
NBTY, Inc.
9.00% due 10/1/2018	600,000	660,750
		777,650

Electric — 5.2%
Calpine Corp.
Sr. Sec. Nt.
7.50% due 2/15/2021(1)	200,000	213,500
7.875% due 7/31/2020(1)	400,000	435,000
Covanta Holding Corp.
Sr. Nt.
6.375% due 10/1/2022	330,000	335,275
DPL, Inc.
Sr. Nt.
7.25% due 10/15/2021(1)	770,000	854,700
GenOn Energy, Inc.
Sr. Nt.
7.875% due 6/15/2017	300,000	261,750
Mirant Americas Generation LLC
Sr. Nt.
8.50% due 10/1/2021	50,000	44,000
Mirant Mid Atlantic Pass Through Trust
Ser. A
8.625% due 6/30/2012	34,922	35,621
North American Energy Alliance LLC
Sec. Nt
10.875% due 6/1/2016	490,000	540,225
NRG Energy, Inc.
8.50% due 6/15/2019	400,000	403,000
The AES Corp.
Sr. Nt.
7.375% due 7/1/2021(1)	270,000	298,350
8.00% due 6/1/2020	260,000	298,350
		3,719,771

Entertainment — 0.9%
NAI Entertainment Holdings LLC
Sr. Sec. Nt.
8.25% due 12/15/2017(1)	300,000	329,250
WMG Acquisition Corp.
Sr. Sec. Nt.
9.50% due 6/15/2016	300,000	327,000
		656,250

Food And Beverage — 2.3%
ARAMARK Corp.
4.047% due 2/1/2015(2)	108,000	107,190
ARAMARK Holdings Corp.
Sr. Nt.
8.625% due 5/1/2016(1)(4)	400,000	410,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Del Monte Corp.
7.625% due 2/15/2019	$300,000	$298,500
Michael Foods, Inc.
9.75% due 7/15/2018	750,000	824,062
		1,639,752

Gaming — 3.8%
Caesar’s Entertainment Operating Co., Inc.
5.625% due 6/1/2015	400,000	306,000
CityCenter Holdings LLC
Sr. Sec. Nt.
7.625% due 1/15/2016(1)	220,000	231,550
MGM Resorts International
Sr. Sec. Nt.
9.00% due 3/15/2020	400,000	445,000
Pinnacle Entertainment, Inc.
7.75% due 4/1/2022	330,000	345,675
8.75% due 5/15/2020	350,000	382,375
Scientific Games International, Inc.
9.25% due 6/15/2019	480,000	531,600
Wynn Las Vegas LLC
5.375% due 3/15/2022(1)	270,000	263,250
7.75% due 8/15/2020	200,000	219,750
		2,725,200

Government Related — 0.8%
Citgo Petroleum Corp.
Sr. Sec. Nt.
11.50% due 7/1/2017(1)	525,000	588,000
		588,000

Health Insurance — 0.5%
AMERIGROUP Corp.
Sr. Nt.
7.50% due 11/15/2019	325,000	355,875
		355,875

Healthcare — 5.7%
Apria Healthcare Group, Inc.
Sr. Sec. Nt.
12.375% due 11/1/2014	280,000	279,300
ConvaTec Healthcare E S.A.
10.50% due 12/15/2018(1)	600,000	616,500
DaVita, Inc.
6.625% due 11/1/2020	400,000	418,000
HCA, Inc.
Sr. Nt.
6.375% due 1/15/2015	200,000	211,000
Sr. Sec. Nt.
7.875% due 2/15/2020	200,000	219,750
8.50% due 4/15/2019	260,000	288,925
9.875% due 2/15/2017	143,000	155,870
IMS Health, Inc.
Sr. Nt.
12.50% due 3/1/2018(1)	330,000	390,225
INC Research LLC
Sr. Nt.
11.50% due 7/15/2019(1)	320,000	312,000
Kinetic Concepts, Inc.
12.50% due 11/1/2019(1)	300,000	282,000
Rural/Metro Corp.
Sr. Nt.
10.125% due 7/15/2019(1)	250,000	230,625
Teleflex, Inc.
6.875% due 6/1/2019	170,000	183,175
Universal Hospital Services, Inc.
Sec. Nt.
8.50% due 6/1/2015(2)	300,000	307,125
USPI Finance Corp.
Sr. Nt.
9.00% due 4/1/2020(1)	170,000	175,100
		4,069,595

Home Construction — 1.5%
Beazer Homes USA, Inc.
9.125% due 5/15/2019	250,000	215,000
Meritage Homes Corp.
7.15% due 4/15/2020	550,000	566,500
Taylor Morrison Communities, Inc.
Sr. Nt.
7.75% due 4/15/2020(1)	310,000	312,639
		1,094,139

Independent Energy — 11.0%
Alta Mesa Holdings
9.625% due 10/15/2018	500,000	503,750
Berry Petroleum Co.
Sr. Nt.
6.375% due 9/15/2022	300,000	308,250
BreitBurn Energy Partners L.P.
7.875% due 4/15/2022(1)	350,000	357,000
Chesapeake Energy Corp.
6.625% due 8/15/2020	112,000	113,960
6.775% due 3/15/2019	250,000	248,125
9.50% due 2/15/2015	400,000	458,000
Cimarex Energy Co.
5.875% due 5/1/2022	330,000	336,600
Clayton Williams Energy, Inc.
7.75% due 4/1/2019	320,000	318,400
Concho Resources, Inc.
7.00% due 1/15/2021	150,000	160,875
Connacher Oil and Gas Ltd.
Sec. Nt.
8.50% due 8/1/2019(1)	360,000	360,000
Continental Resources, Inc.
8.25% due 10/1/2019	230,000	257,025
Eagle Rock Energy Partners L.P.
8.375% due 6/1/2019	180,000	185,400
Energy XXI Gulf Coast, Inc.
9.25% due 12/15/2017	100,000	108,250
EV Energy Partners L.P.
8.00% due 4/15/2019	360,000	369,000
Harvest Operations Corp.
6.875% due 10/1/2017(1)	500,000	530,000
Kodiak Oil & Gas Corp.
8.125% due 12/1/2019(1)	150,000	158,625
Linn Energy LLC
6.25% due 11/1/2019(1)	300,000	291,000
6.50% due 5/15/2019(1)	60,000	58,800
7.75% due 2/1/2021	260,000	269,750
Oasis Petroleum, Inc.
6.50% due 11/1/2021	500,000	502,500
OGX Austria GmbH
8.375% due 4/1/2022(1)	330,000	333,300
8.50% due 6/1/2018(1)	170,000	176,630
Plains Exploration & Production Co.
6.625% due 5/1/2021	370,000	392,200
6.75% due 2/1/2022	200,000	209,000
Samson Investment Co.
Sr. Nt.
9.75% due 2/15/2020(1)	170,000	172,125
SandRidge Energy, Inc.
7.50% due 3/15/2021	350,000	344,750

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Vanguard Natural Resources LLC
7.875% due 4/1/2020	$270,000	$269,158
		7,792,473

Insurance - Life — 1.1%
CNO Financial Group, Inc.
Sr. Sec. Nt.
9.00% due 1/15/2018(1)	300,000	324,000
Symetra Financial Corp.
Jr. Sub. Nt.
8.30% due 10/15/2037(1)(2)	440,000	431,200
		755,200

Media Cable — 2.0%
CCO Holdings LLC
6.625% due 1/31/2022	200,000	207,500
7.375% due 6/1/2020	130,000	141,050
7.875% due 4/30/2018	250,000	270,000
CSC Holdings LLC
Sr. Nt.
6.75% due 11/15/2021(1)	450,000	468,563
Videotron Ltee
5.00% due 7/15/2022(1)	330,000	326,700
		1,413,813

Media Noncable — 7.9%
AMC Networks, Inc.
7.75% due 7/15/2021(1)	280,000	312,200
Block Communications, Inc.
Sr. Nt.
7.25% due 2/1/2020(1)	900,000	916,875
Clear Channel Worldwide Holdings, Inc.
7.625% due 3/15/2020 (1)	400,000	391,250
Entravision Communications Corp.
Sr. Sec. Nt.
8.75% due 8/1/2017	140,000	148,225
Hughes Satellite Systems Corp.
Sr. Sec. Nt.
6.50% due 6/15/2019	240,000	250,800
7.625% due 6/15/2021	500,000	536,250
Intelsat Jackson Holdings S.A.
7.25% due 4/1/2019	200,000	210,250
7.50% due 4/1/2021	460,000	483,575
11.25% due 6/15/2016	410,000	431,525
Intelsat Luxembourg S.A.
11.50% due 2/4/2017(1)(4)	300,000	309,000
Lamar Media Corp.
5.875% due 2/1/2022(1)	300,000	305,250
RR Donnelley & Sons Co.
Sr. Nt.
8.25% due 3/15/2019	330,000	328,350
Univision Communications, Inc.
Sr. Sec. Nt.
6.875% due 5/15/2019(1)	190,000	192,612
7.875% due 11/1/2020(1)	320,000	336,000
Valassis Communications, Inc.
6.625% due 2/1/2021	470,000	481,750
		5,633,912

Metals And Mining — 2.1%
FMG Resources August 2006 Pty Ltd.
Sr. Nt.
6.00% due 4/1/2017(1)	300,000	297,000
6.875% due 4/1/2022(1)	200,000	195,000
7.00% due 11/1/2015(1)	500,000	510,000
8.25% due 11/1/2019(1)	170,000	178,500
Penn Virginia Resource Partners L.P.
8.25% due 4/15/2018	270,000	276,750
		1,457,250

Non Captive Diversified — 3.6%
Aircastle Ltd.
Sr. Nt.
6.75% due 4/15/2017(1)	360,000	360,000
Ally Financial, Inc.
5.50% due 2/15/2017	300,000	300,357
8.00% due 11/1/2031	300,000	330,750
CIT Group, Inc.
Sr. Nt.
5.25% due 3/15/2018	270,000	275,400
5.50% due 2/15/2019(1)	150,000	153,000
International Lease Finance Corp.
Sr. Nt.
5.875% due 4/1/2019	500,000	483,227
8.625% due 9/15/2015	250,000	275,000
8.75% due 3/15/2017	320,000	356,000
		2,533,734

Oil Field Services — 2.6%
Basic Energy Services, Inc.
7.75% due 2/15/2019	500,000	512,500
Key Energy Services, Inc.
6.75% due 3/1/2021(1)	400,000	409,000
Oil States International, Inc.
6.50% due 6/1/2019	180,000	189,000
Precision Drilling Corp.
6.50% due 12/15/2021(1)	200,000	209,000
SESI LLC
7.125% due 12/15/2021(1)	200,000	216,000
Stallion Oilfield Holdings Ltd.
Sr. Sec. Nt.
10.50% due 2/15/2015	279,000	300,622
		1,836,122

Packaging — 2.8%
Reynolds Group Issuer, Inc.
Sr. Sec. Nt.
7.125% due 4/15/2019(1)	400,000	417,000
Sr. Nt.
9.875% due 8/15/2019(1)	620,000	633,950
Sealed Air Corp.
Sr. Nt.
8.125% due 9/15/2019(1)	600,000	662,250
8.375% due 9/15/2021(1)	250,000	280,937
		1,994,137

Paper — 0.8%
Cascades, Inc.
7.75% due 12/15/2017	200,000	200,000
Longview Fibre Paper & Packaging, Inc.
Sr. Sec. Nt.
8.00% due 6/1/2016(1)	380,000	387,125
		587,125

Pharmaceuticals — 1.2%
Endo Pharmaceuticals Holdings, Inc.
7.00% due 7/15/2019	270,000	288,225
Grifols, Inc.
8.25% due 2/1/2018	200,000	216,500
Pharmaceutical Product Development, Inc.
Sr. Nt.
9.50% due 12/1/2019(1)	300,000	325,500
		830,225

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Pipelines — 3.6%
Atlas Pipeline Partners L.P.
8.75% due 6/15/2018	$260,000	$276,900
Copano Energy LLC
7.125% due 4/1/2021	500,000	526,250
MarkWest Energy Partners L.P.
6.50% due 8/15/2021	400,000	425,000
Martin Midstream Partners L.P.
8.875% due 4/1/2018	300,000	309,000
Niska Gas Storage US LLC
8.875% due 3/15/2018	440,000	413,600
Regency Energy Partners L.P.
6.50% due 7/15/2021	280,000	296,800
Targa Resources Partners L.P.
6.375% due 8/1/2022(1)	120,000	121,800
6.875% due 2/1/2021	150,000	156,000
		2,525,350

Railroads — 0.0%
RailAmerica, Inc.
Sr. Sec. Nt.
9.25% due 7/1/2017	29,000	30,559
		30,559

Refining — 0.9%
Calumet Specialty Products Partners L.P.
9.375% due 5/1/2019	380,000	395,200
Northern Tier Energy LLC
Sr. Sec. Nt.
10.50% due 12/1/2017(1)	200,000	218,000
		613,200

REITs — 1.1%
Sabra Health Care L.P.
8.125% due 11/1/2018	720,000	763,200
		763,200

Retailers — 2.7%
99 Cents Only Stores
11.00% due 12/15/2019(1)	500,000	535,000
Burlington Coat Factory Warehouse Corp.
10.00% due 2/15/2019	700,000	728,000
The Neiman Marcus Group, Inc.
10.375% due 10/15/2015	280,000	291,553
YCC Holdings LLC
Sr. Nt.
10.25% due 2/15/2016(4)	340,000	346,375
		1,900,928

Supermarkets — 0.7%
Tops Holding Corp.
Sr. Sec. Nt.
10.125% due 10/15/2015	470,000	501,725
		501,725

Technology — 4.8%
Amkor Technology, Inc.
Sr. Nt.
6.625% due 6/1/2021	150,000	155,062
7.375% due 5/1/2018	180,000	192,825
Avaya, Inc.
10.125% due 11/1/2015(4)	400,000	396,000
CDW LLC
8.50% due 4/1/2019	450,000	478,125
DuPont Fabros Technology L.P.
8.50% due 12/15/2017	380,000	418,000
First Data Corp.
Sec. Nt.
8.75% due 1/15/2022(1)(4)	706,000	681,290
12.625% due 1/15/2021	100,000	100,250
Lawson Software, Inc.
Sr. Nt.
11.50% due 7/15/2018(1)	630,000	696,150
Sanmina-SCI Corp.
7.00% due 5/15/2019(1)	280,000	285,600
		3,403,302

Transportation Services — 2.2%
Avis Budget Car Rental LLC
7.75% due 5/15/2016	255,000	262,012
9.625% due 3/15/2018	350,000	379,750
9.75% due 3/15/2020	300,000	327,750
Hertz Corp.
7.50% due 10/15/2018	300,000	318,375
Navios Maritime Holdings, Inc.
Sr. Sec. Nt.
8.875% due 11/1/2017	280,000	287,000
		1,574,887

Wireless — 5.7%
Cricket Communications, Inc.
7.75% due 10/15/2020	330,000	324,225
Digicel Ltd.
Sr. Nt.
8.25% due 9/1/2017(1)	600,000	634,500
MetroPCS Wireless, Inc.
7.875% due 9/1/2018	500,000	526,250
NII Capital Corp.
7.625% due 4/1/2021	225,000	219,938
8.875% due 12/15/2019	660,000	691,350
10.00% due 8/15/2016	270,000	305,775
Sprint Nextel Corp.
Sr. Nt.
6.00% due 12/1/2016	530,000	473,025
7.00% due 3/1/2020(1)	100,000	101,500
9.00% due 11/15/2018(1)	225,000	246,937
Trilogy International Partners LLC
Sr. Sec. Nt.
10.25% due 8/15/2016(1)	300,000	261,750
ViaSat, Inc.
6.875% due 6/15/2020(1)	250,000	256,250
		4,041,500

Wirelines — 1.4%
Frontier Communications Corp.
Sr. Nt.
8.125% due 10/1/2018	460,000	486,450
8.25% due 4/15/2017	220,000	236,500
Windstream Corp.
7.875% due 11/1/2017	240,000	264,600
		987,550
Total Corporate Bonds (Cost $62,946,863)		65,320,981

Senior Secured Loans — 3.9%
Electric — 0.8%
Texas Competitive Electric Holdings Co. LLC
Extended Term Loan
4.743% due 10/10/2017(2)	1,000,000	554,690
		554,690

Gaming — 0.6%
Harrah’s Prop Co.
Senior Note
3.24% due 2/13/2013(2)	600,000	475,668
		475,668

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Media Noncable — 1.1%
Clear Channel Communication, Inc.
Term Loan B
3.891% due 1/28/2016(2)	$948,857	$767,284
		767,284

Paper — 1.4%
Exopack LLC
Term Loan
6.50% due 5/31/2017(2)	992,500	990,396
		990,396
Total Senior Secured Loans (Cost $3,119,766)		2,788,038

	Shares
Common Stocks — 0.7%
Banking — 0.7%
Citigroup, Inc.	12,569	459,397
		459,397
Total Common Stocks (Cost $378,402)		459,397

	Principal Amount
Repurchase Agreements — 3.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $2,248,002, due 4/2/2012(5)	$2,248,000	2,248,000
Total Repurchase Agreements (Cost $2,248,000)		2,248,000
Total Investments — 99.8% (Cost $68,693,031)		70,816,416
Other Assets, Net — 0.2%		177,325
Total Net Assets — 100.0%		$70,993,741

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2012, the aggregate market value of these securities amounted to $24,831,233, representing 35.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate security. The rate shown is the rate in effect at March 31, 2012.
(3)	Maturity is perpetual. Maturity date presented represents the next call date.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	0.55%	2/13/2015	$2,297,125

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Corporate Bonds	$—	$65,320,981	$—	$65,320,981
Senior Secured Loans	—	2,788,038	—	2,788,038
Common Stocks	459,397	—	—	459,397
Repurchase Agreements	—	2,248,000	—	2,248,000

Total	$459,397	$70,357,019	$—	$70,816,416

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
Commercial Paper — 72.6%
Agricultural — 3.4%
Archer Daniels Midland Co.
0.09% due 4/2/2012(1)	$5,000,000	$4,999,988
		4,999,988

Conglomerates — 3.4%
General Electric Capital Corp.
0.12% due 6/26/2012	5,000,000	4,998,567
		4,998,567

Consumer Non Cyclical Services — 3.4%
Colgate Palmolive Co.
0.08% due 4/25/2012(1)	5,000,000	4,999,733
		4,999,733

Diversified Chemicals — 1.7%
EI DuPont
0.13% due 4/9/2012	2,500,000	2,499,928
		2,499,928

Diversified Manufacturing — 6.8%
Danaher Corp.
0.13% due 5/4/2012(1)	5,000,000	4,999,404
Illinois Tool Works, Inc.
0.12% due 4/2/2012(1)	5,000,000	4,999,983
		9,999,387

Education Revenue — 1.7%
Yale University
0.12% due 4/4/2012	2,500,000	2,499,975
		2,499,975

Electric — 5.5%
American Transmission Co., LLC
0.15% due 4/18/2012(1)	5,000,000	4,999,646
Emerson Electric Co.
0.11% due 5/15/2012(1)	3,000,000	2,999,596
		7,999,242

Entertainment — 1.7%
The Walt Disney Co.
0.08% due 4/23/2012(1)	2,500,000	2,499,878
		2,499,878

Food And Beverage — 5.5%
The Coca-Cola Co.
0.12% due 6/13/2012(1)	2,500,000	2,499,391
Unilever Capital Corp.
0.12% due 5/21/2012(1)	3,000,000	2,999,500
0.21% due 8/20/2012(1)	2,500,000	2,497,944
		7,996,835

Household Products—Wares — 3.8%
Kimberly-Clark Worldwide, Inc.
0.08% due 4/25/2012(1)	2,500,000	2,499,867
Proctor & Gamble Co.
0.10% due 4/9/2012(1)	3,000,000	2,999,933
		5,499,800

Insurance—Life — 4.1%
Prudential PLC
0.42% due 6/15/2012(1)	3,000,000	2,997,375
The Travelers Companies, Inc.
0.08% due 4/16/2012(1)	3,000,000	2,999,900
		5,997,275

Internet — 6.8%
eBay, Inc.
0.10% due 5/10/2012(1)	5,000,000	4,999,458
Google, Inc.
0.08% due 4/24/2012(1)	5,000,000	4,999,745
		9,999,203

Machinery — 2.1%
Deere & Co.
0.14% due 5/3/2012(1)	3,000,000	2,999,627
		2,999,627

Oil & Gas Services — 3.8%
Baker Hughes, Inc.
0.10% due 4/3/2012(1)	2,500,000	2,499,986
Schlumberger Ltd.
0.12% due 4/16/2012(1)	3,000,000	2,999,850
		5,499,836

Personal Products — 4.6%
Estee Lauder Cos., Inc.
0.09% due 4/4/2012(1)	2,500,000	2,499,981
L’Oreal U.S.A., Inc.
0.08% due 4/11/2012(1)	2,500,000	2,499,945
0.12% due 4/16/2012(1)	1,734,000	1,733,913
		6,733,839

Pharmaceuticals — 8.9%
Medtronic, Inc.
0.10% due 4/12/2012(1)	2,500,000	2,499,924
Merck & Co., Inc.
0.09% due 4/9/2012(1)	5,000,000	4,999,900
Pfizer, Inc.
0.06% due 4/10/2012(1)	2,500,000	2,499,962
Roche Holdings, Inc.
0.06% due 5/14/2012(1)	3,000,000	2,999,785
		12,999,571

Restaurants — 1.6%
McDonald’s Corp.
0.11% due 6/5/2012	2,400,000	2,399,523
		2,399,523

Tobacco — 1.7%
Philip Morris International, Inc.
0.14% due 4/23/2012(1)	2,500,000	2,499,786
		2,499,786

Transportation — 2.1%
NetJets, Inc.
0.10% due 4/23/2012(1)	3,000,000	2,999,817
		2,999,817
Total Commercial Paper (Cost $106,121,810)		106,121,810

Municipal Securities — 6.3%
Connecticut — 4.4%
Connecticut St. Housing Fin. Auth.
Ser. B-4
0.23% due 4/5/2012(2)(3)	6,445,000	6,445,000
		6,445,000

Iowa — 1.9%
Iowa Fin. Auth. Single Family Mtg. Rev.
Mtg. Bkd. Secs. Prog. Ser. C
0.16% due 4/5/2012(2)(4)	2,805,000	2,805,000
		2,805,000
Total Municipal Securities (Cost $9,250,000)		9,250,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

March 31, 2012 (unaudited)	Principal Amount	Value
U.S. Government Securities — 19.1%
U.S. Treasury Bills
0.018% due 4/26/2012	$5,000,000	$4,999,938
0.035% due 5/3/2012	2,500,000	2,499,922
0.047% due 5/3/2012	2,500,000	2,499,895
0.051% due 6/28/2012 - 8/23/2012	5,000,000	4,999,178
0.055% due 9/20/2012	2,500,000	2,499,343
0.057% due 6/28/2012 - 7/26/2012	5,000,000	4,999,190
0.07% due 10/18/2012	2,500,000	2,499,028
0.124% due 11/15/2012	3,000,000	2,997,644
Total U.S. Government Securities (Cost $27,994,138)		27,994,138

Repurchase Agreements — 2.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $2,899,002, due 4/2/2012(5)	2,899,000	2,899,000
Total Repurchase Agreements (Cost $2,899,000)		2,899,000
Total Investments — 100.0% (Cost $146,264,948)		146,264,948
Other Liabilities, Net — 0.0%		(16,636)
Total Net Assets — 100.0%		$146,248,312

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At March 31, 2012, the aggregate market value of these securities amounted to $93,723,817, representing 64.1% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2012.
(3)	Issue supported by a standby purchase agreement with Helabe Landesbank Hessen-Thuringen.
(4)	Issue supported by a standby purchase agreement with Federal Home Loan Bank.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	0.55%	2/13/2015	$2,961,294

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$106,121,810	$—	$106,121,810
Municipal Securities	—	9,250,000	—	9,250,000
U.S. Government Securities	—	27,994,138	—	27,994,138
Repurchase Agreements	—	2,899,000	—	2,899,000

Total	$—	$146,264,948	$—	$146,264,948

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 96.3%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	2,316	$117,306
The Interpublic Group of Companies, Inc.	3,874	44,202
		161,508

Aerospace — 1.9%
FLIR Systems, Inc.	1,333	33,738
General Dynamics Corp.	2,997	219,920
Goodrich Corp.	1,063	133,343
L-3 Communications Holdings, Inc.	852	60,296
Lockheed Martin Corp.	2,232	200,568
Northrop Grumman Corp.	2,193	133,948
Raytheon Co.	2,905	153,326
Rockwell Collins, Inc.	1,266	72,871
Textron, Inc.	2,333	64,927
The Boeing Co.	6,236	463,771
United Technologies Corp.	7,604	630,676
		2,167,384

Air Transport — 0.3%
FedEx Corp.	2,662	244,797
Southwest Airlines Co.	6,544	53,923
		298,720

Aluminum — 0.1%
Alcoa, Inc.	8,948	89,659
		89,659

Asset Management & Custodian — 0.8%
BlackRock, Inc.	842	172,526
Federated Investors, Inc., Class B	784	17,569
Franklin Resources, Inc.	1,239	153,673
Invesco Ltd.	3,790	101,079
Legg Mason, Inc.	1,056	29,494
Northern Trust Corp.	2,028	96,229
State Street Corp.	4,117	187,324
T. Rowe Price Group, Inc.	2,123	138,632
		896,526

Auto Parts — 0.3%
BorgWarner, Inc.(1)	939	79,195
Genuine Parts Co.	1,326	83,207
Johnson Controls, Inc.	5,711	185,493
		347,895

Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	2,051	23,012
		23,012

Automobiles — 0.4%
Ford Motor Co.	31,932	398,831
		398,831

Back Office Support, HR and Consulting — 0.7%
Accenture PLC, Class A	5,374	346,623
Automatic Data Processing, Inc.	4,111	226,886
Iron Mountain, Inc.	1,563	45,014
Paychex, Inc.	2,722	84,355
Robert Half International, Inc.	1,199	36,330
		739,208

Banks: Diversified — 3.5%
Bank of America Corp.(2)	85,129	814,685
BB&T Corp.	5,849	183,600
Comerica, Inc.	1,673	54,138
Fifth Third Bancorp	7,715	108,396
First Horizon National Corp.	2,244	23,293
Huntington Bancshares, Inc.	7,218	46,556
KeyCorp	7,994	67,949
M&T Bank Corp.	1,073	93,222
PNC Financial Services Group, Inc.	4,414	284,659
Regions Financial Corp.	10,565	69,623
SunTrust Banks, Inc.	4,503	108,837
U.S. Bancorp	16,025	507,672
Wells Fargo & Co.	44,294	1,512,197
Zions Bancorporation	1,545	33,156
		3,907,983

Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	4,421	32,317
People’s United Financial, Inc.	3,024	40,038
		72,355

Beverage: Brewers & Distillers — 0.2%
Beam, Inc.	1,331	77,957
Brown-Forman Corp., Class B	861	71,799
Constellation Brands, Inc., Class A(1)	1,459	34,418
Molson Coors Brewing Co., Class B	1,349	61,042
		245,216

Beverage: Soft Drinks — 2.2%
Coca-Cola Enterprises, Inc.	2,637	75,418
Dr. Pepper Snapple Group, Inc.	1,813	72,901
PepsiCo, Inc.	13,148	872,370
The Coca-Cola Co.	19,031	1,408,484
		2,429,173

Biotechnology — 1.2%
Amgen, Inc.	6,659	452,745
Baxter International, Inc.	4,741	283,417
Biogen Idec, Inc.(1)	2,041	257,105
Celgene Corp.(1)	3,728	288,995
Life Technologies Corp.(1)	1,497	73,083
		1,355,345

Building Materials — 0.1%
Masco Corp.	3,012	40,271
Vulcan Materials Co.	1,099	46,960
		87,231

Cable Television Services — 1.1%
Cablevision Systems Corp., Class A	1,852	27,187
Comcast Corp., Class A	22,868	686,269
DIRECTV, Class A(1)	5,913	291,747
Scripps Networks Interactive, Inc., Class A	832	40,510
Time Warner Cable, Inc.	2,675	218,013
		1,263,726

Casinos & Gambling — 0.0%
International Game Technology	2,507	42,093
		42,093

Chemicals: Diversified — 1.0%
Airgas, Inc.	586	52,136
E.I. du Pont de Nemours & Co.	7,760	410,504
Eastman Chemical Co.	1,175	60,736
Ecolab, Inc.	2,516	155,288
FMC Corp.	608	64,363
Sigma-Aldrich Corp.	1,002	73,206
The Dow Chemical Co.	9,928	343,906
		1,160,139

Chemicals: Specialty — 0.4%
Air Products & Chemicals, Inc.	1,772	162,670
International Flavors & Fragrances, Inc.	690	40,434
Praxair, Inc.	2,515	288,319
		491,423

Coal — 0.1%
Alpha Natural Resources, Inc.(1)	1,847	28,093
CONSOL Energy, Inc.	1,903	64,892
Peabody Energy Corp.	2,275	65,884
		158,869

Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	435	22,968
		22,968

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

March 31, 2012 (unaudited)	Shares	Value
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	3,006	$140,771
		140,771

Communications Technology — 2.0%
Cisco Systems, Inc.	45,147	954,859
Harris Corp.	989	44,584
JDS Uniphase Corp.(1)	1,923	27,864
Juniper Networks, Inc.(1)	4,417	101,061
QUALCOMM, Inc.	14,117	960,239
TE Connectivity Ltd.	3,552	130,536
		2,219,143

Computer Services, Software & Systems — 5.5%
Adobe Systems, Inc.(1)	4,106	140,877
Akamai Technologies, Inc.(1)	1,506	55,270
Autodesk, Inc.(1)	1,906	80,662
BMC Software, Inc.(1)	1,428	57,348
CA, Inc.	3,123	86,070
Citrix Systems, Inc.(1)	1,565	123,494
Cognizant Technology Solutions Corp., Class A(1)	2,536	195,145
Computer Sciences Corp.	1,318	39,461
F5 Networks, Inc.(1)	687	92,718
Google, Inc., Class A(1)	2,122	1,360,711
Intuit, Inc.	2,499	150,265
Microsoft Corp.(2)	62,904	2,028,654
Oracle Corp.	33,035	963,301
Red Hat, Inc.(1)	1,618	96,902
SAIC, Inc.(1)	2,328	30,730
Salesforce.com, Inc.(1)	1,142	176,450
Symantec Corp.(1)	6,186	115,678
Teradata Corp.(1)	1,403	95,614
VeriSign, Inc.	1,338	51,299
Yahoo! Inc.(1)	10,430	158,745
		6,099,394

Computer Technology — 7.4%
Apple, Inc.(1)(2)	7,806	4,679,463
Dell, Inc.(1)	12,863	213,526
EMC Corp.(1)	17,125	511,695
Hewlett-Packard Co.	16,686	397,627
International Business Machines Corp.(2)	9,894	2,064,383
NetApp, Inc.(1)	3,011	134,803
NVIDIA Corp.(1)	5,124	78,858
SanDisk Corp.(1)	2,021	100,221
Western Digital Corp.(1)	1,959	81,083
		8,261,659

Consumer Electronics — 0.0%
Harman International Industries, Inc.	606	28,367
		28,367

Consumer Lending — 0.1%
SLM Corp.	4,287	67,563
		67,563

Consumer Services: Miscellaneous — 0.4%
eBay, Inc.(1)	9,663	356,468
H & R Block, Inc.	2,471	40,697
		397,165

Containers & Packaging — 0.1%
Ball Corp.	1,393	59,732
Bemis Co., Inc.	834	26,930
Owens-Illinois, Inc.(1)	1,382	32,256
Sealed Air Corp.	1,612	31,127
		150,045

Copper — 0.3%
Freeport-McMoran Copper & Gold, Inc.	7,959	302,760
		302,760

Cosmetics — 0.2%
Avon Products, Inc.	3,614	69,967
Estee Lauder Companies, Inc., Class A	1,878	116,323
		186,290

Diversified Financial Services — 3.4%
Ameriprise Financial, Inc.	1,899	108,490
Bank of New York Mellon Corp.	10,179	245,619
Capital One Financial Corp.	4,646	258,968
Citigroup, Inc.	24,555	897,485
JPMorgan Chase & Co.(2)	31,912	1,467,314
Leucadia National Corp.	1,665	43,456
Morgan Stanley	12,464	244,793
The Goldman Sachs Group, Inc.	4,134	514,146
		3,780,271

Diversified Manufacturing Operations — 3.4%
3M Co.	5,881	524,644
Danaher Corp.	4,777	267,512
Dover Corp.	1,555	97,872
Eaton Corp.	2,809	139,973
General Electric Co.(2)	88,645	1,779,105
Honeywell International, Inc.	6,499	396,764
Illinois Tool Works, Inc.	4,059	231,850
Ingersoll-Rand PLC	2,620	108,337
Tyco International Ltd.	3,880	217,978
		3,764,035

Diversified Media — 0.7%
Discovery Communications, Inc., Class A(1)	2,232	112,939
News Corp., Class A	18,421	362,709
Time Warner, Inc.	8,397	316,987
		792,635

Diversified Retail — 2.5%
Amazon.com, Inc.(1)	3,055	618,668
Big Lots, Inc.(1)	561	24,134
Costco Wholesale Corp.	3,646	331,057
Dollar Tree, Inc.(1)	1,019	96,285
Family Dollar Stores, Inc.	989	62,584
J.C. Penney Co., Inc.	1,199	42,481
Kohl’s Corp.	2,125	106,314
Macy’s, Inc.	3,527	140,128
Nordstrom, Inc.	1,352	75,333
Sears Holdings Corp.(1)	332	21,995
Target Corp.	5,656	329,575
Wal-Mart Stores, Inc.	14,666	897,559
		2,746,113

Drug & Grocery Store Chains — 0.9%
CVS Caremark Corp.	10,921	489,261
Safeway, Inc.	2,850	57,599
SUPERVALU, Inc.	1,799	10,272
The Kroger Co.	5,002	121,199
Walgreen Co.	7,466	250,036
Whole Foods Market, Inc.	1,341	111,571
		1,039,938

Education Services — 0.0%
Apollo Group, Inc., Class A(1)	970	37,481
DeVry, Inc.	516	17,477
		54,958

Electronic Components — 0.3%
Amphenol Corp., Class A	1,387	82,901
Corning, Inc.	13,199	185,842
Molex, Inc.	1,143	32,141
		300,884

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

March 31, 2012 (unaudited)	Shares	Value
Electronic Entertainment — 0.0%
Electronic Arts, Inc.(1)	2,784	$45,880
		45,880

Energy Equipment — 0.0%
First Solar, Inc.(1)	508	12,725
		12,725

Engineering & Contracting Services — 0.2%
Fluor Corp.	1,423	85,437
Jacobs Engineering Group, Inc.(1)	1,074	47,653
Quanta Services, Inc.(1)	1,766	36,910
		170,000

Entertainment — 0.8%
The Walt Disney Co.	15,084	660,378
Viacom, Inc., Class B	4,629	219,692
		880,070

Environmental, Maintenance, And Security Services — 0.0%
Cintas Corp.	930	36,382
		36,382

Fertilizers — 0.5%
CF Industries Holdings, Inc.	566	103,380
Monsanto Co.	4,493	358,362
The Mosaic Co.	2,500	138,225
		599,967

Financial Data & Systems — 1.8%
American Express Co.	8,517	492,794
Discover Financial Services	4,590	153,031
Equifax, Inc.	1,005	44,481
Fidelity National Information Services, Inc.	2,027	67,134
Fiserv, Inc.(1)	1,200	83,268
MasterCard, Inc., Class A	908	381,850
Moody’s Corp.	1,639	69,002
The Dun & Bradstreet Corp.	415	35,163
Total System Services, Inc.	1,335	30,798
Visa, Inc., Class A	4,271	503,978
Western Union Co.	5,191	91,362
		1,952,861

Foods — 1.7%
Campbell Soup Co.	1,513	51,215
ConAgra Foods, Inc.	3,484	91,490
Dean Foods Co.(1)	1,537	18,613
General Mills, Inc.	5,356	211,294
H.J. Heinz Co.	2,712	145,228
Hormel Foods Corp.	1,112	32,826
Kellogg Co.	2,096	112,408
Kraft Foods, Inc., Class A	14,853	564,563
McCormick & Co., Inc.	1,068	58,131
Mead Johnson Nutrition Co.	1,711	141,123
Sara Lee Corp.	4,990	107,435
Sysco Corp.	4,934	147,329
The Hershey Co.	1,284	78,748
The JM Smucker Co.	970	78,919
Tyson Foods, Inc., Class A	2,466	47,224
		1,886,546

Forms And Bulk Printing Services — 0.0%
R.R. Donnelley & Sons Co.	1,581	19,589
		19,589

Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	5,616	177,803
		177,803

Gas Pipeline — 0.4%
El Paso Corp.	6,482	191,543
EQT Corp.	1,257	60,600
Spectra Energy Corp.	5,468	172,515
		424,658

Gold — 0.2%
Newmont Mining Corp.	4,152	212,873
		212,873

Health Care Facilities — 0.1%
DaVita, Inc.(1)	782	70,513
Tenet Healthcare Corp.(1)	3,638	19,318
		89,831

Health Care Management Services — 1.1%
Aetna, Inc.	3,052	153,088
CIGNA Corp.	2,399	118,151
Coventry Health Care, Inc.	1,187	42,222
Humana, Inc.	1,373	126,975
UnitedHealth Group, Inc.	8,959	528,043
WellPoint, Inc.	2,917	215,275
		1,183,754

Health Care Services — 0.7%
Cerner Corp.(1)	1,225	93,296
Express Scripts, Inc.(1)	4,086	221,380
McKesson Corp.	2,071	181,772
Medco Health Solutions, Inc.(1)	3,248	228,334
		724,782

Home Building — 0.1%
D.R. Horton, Inc.	2,330	35,346
Lennar Corp., Class A	1,344	36,530
Pulte Group, Inc.(1)	2,824	24,992
		96,868

Hotel/Motel — 0.3%
Marriott International, Inc., Class A	2,254	85,314
Starwood Hotels & Resorts Worldwide, Inc.	1,614	91,046
Wyndham Worldwide Corp.	1,281	59,579
Wynn Resorts Ltd.	679	84,793
		320,732

Household Appliances — 0.0%
Whirlpool Corp.	650	49,959
		49,959

Household Equipment & Products — 0.2%
Newell Rubbermaid, Inc.	2,439	43,439
Snap-On, Inc.	502	30,607
Stanley Black & Decker, Inc.	1,418	109,129
		183,175

Household Furnishings — 0.0%
Leggett & Platt, Inc.	1,156	26,600
		26,600

Insurance: Life — 0.6%
Aflac, Inc.	3,919	180,235
Lincoln National Corp.	2,534	66,796
Principal Financial Group, Inc.	2,573	75,929
Prudential Financial, Inc.	3,962	251,151
Torchmark Corp.	883	44,018
Unum Group	2,459	60,196
		678,325

Insurance: Multi-Line — 1.9%
American International Group, Inc.(1)	3,668	113,084
Aon Corp.	2,709	132,904
Assurant, Inc.	759	30,740
Berkshire Hathaway, Inc., Class B(1)	14,760	1,197,774
Genworth Financial, Inc., Class A(1)	4,129	34,353
Loews Corp.	2,577	102,745
Marsh & McLennan Companies, Inc.	4,533	148,637
MetLife, Inc.	8,881	331,705
The Hartford Financial Services Group, Inc.	3,748	79,008
		2,170,950

Insurance: Property-Casualty — 0.8%
ACE Ltd.	2,832	207,302

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

March 31, 2012 (unaudited)	Shares	Value
Cincinnati Financial Corp.	1,354	$46,727
The Allstate Corp.	4,240	139,581
The Chubb Corp.	2,330	161,026
The Progressive Corp.	5,130	118,913
The Travelers Companies, Inc.	3,465	205,128
XL Group PLC	2,713	58,845
		937,522

Leisure Time — 0.4%
Carnival Corp.	3,807	122,128
Expedia, Inc.	815	27,254
Priceline.com, Inc.(1)	430	308,525
TripAdvisor, Inc.(1)	792	28,251
		486,158

Luxury Items — 0.1%
Tiffany & Co.	1,081	74,730
		74,730

Machinery: Agricultural — 0.3%
Deere & Co.	3,477	281,289
		281,289

Machinery: Construction & Handling — 0.5%
Caterpillar, Inc.	5,436	579,043
		579,043

Machinery: Engines — 0.2%
Cummins, Inc.	1,619	194,345
		194,345

Machinery: Industrial — 0.1%
Joy Global, Inc.	894	65,709
		65,709

Medical & Dental Instruments & Supplies — 0.9%
Becton, Dickinson and Co.	1,810	140,546
Boston Scientific Corp.(1)	12,401	74,158
C.R. Bard, Inc.	738	72,855
Covidien PLC	4,041	220,962
DENTSPLY International, Inc.	1,208	48,477
Edwards Lifesciences Corp.(1)	959	69,748
Patterson Companies, Inc.	744	24,850
St. Jude Medical, Inc.	2,683	118,884
Stryker Corp.	2,731	151,516
Zimmer Holdings, Inc.	1,501	96,484
		1,018,480

Medical Equipment — 0.8%
CareFusion Corp.(1)	1,868	48,437
Intuitive Surgical, Inc.(1)	338	183,112
Medtronic, Inc.	8,847	346,714
PerkinElmer, Inc.	952	26,332
Thermo Fisher Scientific, Inc.	3,178	179,176
Varian Medical Systems, Inc.(1)	965	66,546
		850,317

Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	836	76,528
Quest Diagnostics, Inc.	1,342	82,063
		158,591

Metal Fabricating — 0.3%
Fastenal Co.	2,478	134,060
Precision Castparts Corp.	1,227	212,148
		346,208

Metals & Minerals: Diversified — 0.1%
Cliffs Natural Resources, Inc.	1,201	83,181
Titanium Metals Corp.	691	9,370
		92,551

Office Supplies & Equipment — 0.2%
Avery Dennison Corp.	879	26,484
Lexmark International Group, Inc., Class A	610	20,277
Pitney Bowes, Inc.	1,665	29,271
Xerox Corp.	11,627	93,946
		169,978

Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	601	40,117
		40,117

Oil Well Equipment & Services — 1.7%
Baker Hughes, Inc.	3,667	153,794
Cameron International Corp.(1)	2,055	108,566
FMC Technologies, Inc.(1)	2,004	101,042
Halliburton Co.	7,727	256,459
Helmerich & Payne, Inc.	911	49,148
Nabors Industries Ltd.(1)	2,415	42,238
National Oilwell Varco, Inc.	3,560	282,913
Noble Corp.(1)	2,118	79,362
Rowan Companies, Inc.(1)	1,046	34,445
Schlumberger Ltd.	11,273	788,321
		1,896,288

Oil: Crude Producers — 2.3%
Anadarko Petroleum Corp.	4,180	327,461
Apache Corp.	3,227	324,120
Cabot Oil & Gas Corp.	1,757	54,766
Chesapeake Energy Corp.	5,544	128,454
Denbury Resources, Inc.(1)	3,341	60,906
Devon Energy Corp.	3,394	241,381
EOG Resources, Inc.	2,259	250,975
Newfield Exploration Co.(1)	1,116	38,703
Noble Energy, Inc.	1,470	143,737
Occidental Petroleum Corp.	6,818	649,278
Pioneer Natural Resources Co.	1,028	114,715
QEP Resources, Inc.	1,504	45,872
Range Resources Corp.	1,313	76,338
Southwestern Energy Co.(1)	2,923	89,444
WPX Energy, Inc.(1)	1,685	30,347
		2,576,497

Oil: Integrated — 6.0%
Chevron Corp.	16,728	1,793,911
ConocoPhillips	11,149	847,435
Exxon Mobil Corp.(2)	40,257	3,491,490
Hess Corp.	2,504	147,611
Marathon Oil Corp.	5,919	187,632
Murphy Oil Corp.	1,626	91,495
Williams Companies, Inc.	4,941	152,232
		6,711,806

Oil: Refining And Marketing — 0.3%
Marathon Petroleum Corp.	2,995	129,863
Sunoco, Inc.	916	34,946
Tesoro Corp.(1)	1,198	32,154
Valero Energy Corp.	4,695	120,990
		317,953

Paints & Coatings — 0.2%
PPG Industries, Inc.	1,295	124,061
The Sherwin-Williams Co.	743	80,742
		204,803

Paper — 0.2%
International Paper Co.	3,669	128,782
MeadWestvaco Corp.	1,435	45,332
		174,114

Personal Care — 2.0%
Clorox Co.	1,118	76,862
Colgate-Palmolive Co.	4,068	397,769
Kimberly-Clark Corp.	3,311	244,650
The Procter & Gamble Co.(2)	23,123	1,554,097
		2,273,378

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

March 31, 2012 (unaudited)	Shares	Value
Pharmaceuticals — 6.0%
Abbott Laboratories	13,068	$800,938
Allergan, Inc.	2,567	244,969
AmerisourceBergen Corp.	2,185	86,701
Bristol-Myers Squibb Co.	14,228	480,195
Cardinal Health, Inc.	2,876	123,984
Eli Lilly & Co.	8,575	345,315
Forest Laboratories, Inc.(1)	2,252	78,122
Gilead Sciences, Inc.(1)	6,308	308,146
Hospira, Inc.(1)	1,387	51,860
Johnson & Johnson(2)	22,963	1,514,640
Merck & Co., Inc.	25,601	983,078
Mylan, Inc.(1)	3,582	83,998
Perrigo Co.	798	82,441
Pfizer, Inc.	64,579	1,463,360
Watson Pharmaceuticals, Inc.(1)	1,085	72,760
		6,720,507

Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	519	111,486
		111,486

Production Technology Equipment — 0.2%
Applied Materials, Inc.	10,965	136,404
KLA-Tencor Corp.	1,395	75,916
Novellus Systems, Inc.(1)	570	28,449
Teradyne, Inc.(1)	1,548	26,146
		266,915

Publishing — 0.1%
Gannett Co., Inc.	1,999	30,645
The McGraw-Hill Companies, Inc.	2,326	112,741
The Washington Post Co., Class B	41	15,316
		158,702

Radio & TV Broadcasters — 0.2%
CBS Corp., Class B	5,487	186,064
		186,064

Railroads — 0.7%
CSX Corp.	8,814	189,677
Norfolk Southern Corp.	2,814	185,246
Union Pacific Corp.	4,053	435,616
		810,539

Real Estate — 0.0%
CBRE Group, Inc.(1)	2,723	54,351
		54,351

Real Estate Investment Trusts — 1.9%
American Tower Corp.	3,307	208,407
Apartment Investment & Management Co., Class A	980	25,882
AvalonBay Communities, Inc.	809	114,352
Boston Properties, Inc.	1,258	132,077
Equity Residential	2,504	156,801
HCP, Inc.	3,424	135,111
Health Care REIT, Inc.	1,738	95,520
Host Hotels & Resorts, Inc.	5,947	97,650
Kimco Realty Corp.	3,434	66,139
Plum Creek Timber Co., Inc.	1,349	56,064
ProLogis, Inc.	3,848	138,605
Public Storage, Inc.	1,207	166,771
Simon Property Group, Inc.	2,464	358,956
Ventas, Inc.	2,418	138,068
Vornado Realty Trust	1,551	130,594
Weyerhaeuser Co.	4,503	98,706
		2,119,703

Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,960	96,197
		96,197

Restaurants — 1.5%
Chipotle Mexican Grill, Inc.(1)	266	111,188
Darden Restaurants, Inc.	1,107	56,634
McDonald’s Corp.	8,594	843,071
Starbucks Corp.	6,259	349,816
Yum! Brands, Inc.	3,859	274,684
		1,635,393

Scientific Instruments: Control & Filter — 0.4%
Flowserve Corp.	474	54,752
Pall Corp.	967	57,662
Parker Hannifin Corp.	1,267	107,125
Rockwell Automation, Inc.	1,192	95,002
Roper Industries, Inc.	828	82,105
Waters Corp.(1)	752	69,680
		466,326

Scientific Instruments: Electrical — 0.4%
Cooper Industries PLC	1,331	85,118
Emerson Electric Co.	6,174	322,159
		407,277

Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.	2,915	129,747
		129,747

Scientific Instruments: Pollution Control — 0.3%
Republic Services, Inc.	2,641	80,709
Stericycle, Inc.(1)	727	60,806
Waste Management, Inc.	3,848	134,526
Xylem, Inc.	1,576	43,734
		319,775

Securities Brokerage & Services — 0.4%
CME Group, Inc.	567	164,050
E*TRADE Financial Corp.(1)	2,142	23,455
IntercontinentalExchange, Inc.(1)	625	85,887
NYSE Euronext	2,204	66,142
The Charles Schwab Corp.	9,060	130,192
The NASDAQ OMX Group, Inc.(1)	1,093	28,309
		498,035

Semiconductors & Components — 2.0%
Advanced Micro Devices, Inc.(1)	4,914	39,410
Altera Corp.	2,694	107,275
Analog Devices, Inc.	2,499	100,960
Broadcom Corp., Class A(1)	4,077	160,226
Intel Corp.	42,783	1,202,630
Linear Technology Corp.	1,929	65,007
LSI Corp.(1)	4,712	40,900
Microchip Technology, Inc.	1,626	60,487
Micron Technology, Inc.(1)	8,292	67,165
Texas Instruments, Inc.	9,594	322,455
Xilinx, Inc.	2,207	80,401
		2,246,916

Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	741	36,761
AutoNation, Inc.(1)	380	13,038
AutoZone, Inc.(1)	237	88,117
Bed, Bath & Beyond, Inc.(1)	2,018	132,724
Best Buy Co., Inc.	2,463	58,324
CarMax, Inc.(1)	1,903	65,939
GameStop Corp., Class A	1,181	25,793
Limited Brands, Inc.	2,061	98,928
Lowe’s Companies, Inc.	10,518	330,055
Netflix, Inc.(1)	471	54,184
O’Reilly Automotive, Inc.(1)	1,091	99,663
Ross Stores, Inc.	1,941	112,772
Staples, Inc.	5,869	94,960
The Gap, Inc.	2,916	76,224

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

March 31, 2012 (unaudited)	Shares	Value
The Home Depot, Inc.	12,952	$651,615
The TJX Companies, Inc.	6,336	251,602
Urban Outfitters, Inc.(1)	946	27,538
		2,218,237

Steel — 0.2%
Allegheny Technologies, Inc.	906	37,300
Nucor Corp.	2,658	114,161
United States Steel Corp.	1,226	36,008
		187,469

Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,536	38,584
		38,584

Telecommunications Equipment — 0.3%
Crown Castle International Corp.(1)	2,100	112,014
Motorola Mobility Holdings, Inc.(1)	2,215	86,917
Motorola Solutions, Inc.	2,423	123,161
		322,092

Textiles, Apparel & Shoes — 0.7%
Coach, Inc.	2,455	189,722
NIKE, Inc., Class B	3,115	337,791
Ralph Lauren Corp.	550	95,882
VF Corp.	738	107,733
		731,128

Tobacco — 1.9%
Altria Group, Inc.	17,269	533,094
Lorillard, Inc.	1,135	146,960
Philip Morris International, Inc.	14,593	1,293,086
Reynolds American, Inc.	2,822	116,943
		2,090,083

Toys — 0.1%
Hasbro, Inc.	973	35,728
Mattel, Inc.	2,845	95,763
		131,491

Transportation Miscellaneous — 0.7%
Expeditors International of Washington, Inc.	1,781	82,834
United Parcel Service, Inc., Class B	8,114	654,962
		737,796

Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,386	90,769
		90,769

Utilities: Electrical — 2.9%
Ameren Corp.	2,038	66,398
American Electric Power, Inc.	4,066	156,866
CMS Energy Corp.	2,100	46,200
Consolidated Edison, Inc.	2,459	143,655
Dominion Resources, Inc.	4,796	245,603
DTE Energy Co.	1,431	78,748
Duke Energy Corp.	11,154	234,346
Edison International	2,748	116,818
Entergy Corp.	1,487	99,926
Exelon Corp.	7,172	281,214
FirstEnergy Corp.	3,509	159,975
NextEra Energy, Inc.	3,559	217,384
Northeast Utilities	1,517	56,311
NRG Energy, Inc.(1)	1,924	30,149
Pepco Holdings, Inc.	1,917	36,212
PG&E Corp.	3,416	148,289
Pinnacle West Capital Corp.	921	44,116
PPL Corp.	4,849	137,033
Progress Energy, Inc.	2,485	131,978
Public Service Enterprise Group, Inc.	4,183	128,042
SCANA Corp.	989	45,108
Southern Co.	7,213	324,080
TECO Energy, Inc.	1,846	32,397
The AES Corp.(1)	5,445	71,166
Wisconsin Energy Corp.	1,905	67,018
Xcel Energy, Inc.	4,029	106,648
		3,205,680

Utilities: Gas Distributors — 0.3%
AGL Resources, Inc.	964	37,808
CenterPoint Energy, Inc.	3,570	70,400
NiSource, Inc.	2,362	57,515
ONEOK, Inc.	882	72,024
Sempra Energy	2,011	120,580
		358,327

Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	667	35,344
		35,344

Utilities: Telecommunications — 2.6%
AT&T, Inc.(2)	49,793	1,555,035
CenturyLink, Inc.	5,182	200,284
Frontier Communications Corp.	8,366	34,886
MetroPCS Communications, Inc.(1)	2,473	22,307
Sprint Nextel Corp.(1)	25,156	71,695
Verizon Communications, Inc.	23,773	908,842
Windstream Corp.	4,930	57,730
		2,850,779
Total Common Stocks (Cost $62,205,340)		107,311,174

	Principal Amount
U.S. Government Securities — 0.3%
U.S. Treasury Bills
0.039% due 5/3/2012(2)	$60,000	59,998
0.105% due 7/26/2012(2)	10,000	9,997
0.115% due 8/30/2012(2)	50,000	49,976
0.193% due 3/7/2013(2)	25,000	24,954
0.20% due 3/7/2013(2)	50,000	49,905
U.S. Treasury Note
3.125% due 5/15/2019(2)	145,000	159,670
Total U.S. Government Securities (Cost $337,461)		354,500

Repurchase Agreements — 3.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $3,537,003, due 4/2/2012(3)	3,537,000	3,537,000
Total Repurchase Agreements (Cost $3,537,000)		3,537,000
Total Investments — 99.8% (Cost $66,079,801)		111,202,674
Other Assets, Net — 0.2%		192,801
Total Net Assets — 100.0%		$111,395,475

(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	0.65%	3/12/2015	$3,610,824

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

The table below presents futures contracts as of March 31, 2012.

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
S&P 500 E Mini Index	Goldman Sachs & Co.	56	6/15/2012	$3,929	$85,700

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$107,311,174	$—	$—	$107,311,174
U.S. Government Securities	—	354,500	—	354,500
Repurchase Agreements	—	3,537,000	—	3,537,000
Other Financial Instruments: Financial Futures Contracts	85,700	—	—	85,700

Total	$107,396,874	$3,891,500	$—	$111,288,374

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at March 31, 2012, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners VIP Series	$13,383,867	$2,023,404	$2,220,621	$(197,217)
RS Value VIP Series	1,308,189	195,008	229,092	(34,084)
RS Large Cap Alpha VIP Series	889,901,469	81,475,085	107,409,519	(25,934,434)
RS Global Natural Resources VIP Series	14,424,991	1,423,529	2,279,328	(855,799)
RS Small Cap Growth Equity VIP Series	81,633,938	16,536,977	19,183,903	(2,646,926)
RS International Growth VIP Series	180,350,888	45,751,064	58,680,300	(12,929,236)
RS Emerging Markets VIP Series	80,039,026	30,217,380	34,056,399	(3,839,019)
RS Investment Quality Bond VIP Series	717,454,494	30,797,079	33,811,349	(3,014,270)
RS Low Duration Bond VIP Series	171,287,829	975,225	1,394,792	(419,567)
RS High Yield VIP Series	68,693,031	2,123,385	2,871,552	(748,167)
RS Money Market VIP Series	146,264,948	—	—	—
RS S&P 500 Index VIP Series	73,815,221	37,387,453	41,730,558	(4,343,105)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted on each Fund’s schedule of investments.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the three-month period ended March 31, 2012, RS International Growth VIP Series held one security classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign equity securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 related to a trading suspension of an exchange-traded security, causing significant inputs to become unobservable. Transfers into and out of each level of the fair value hierarchy for the three-month period ended March 31, 2012 were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS International Growth VIP Series
Common Stocks	$—	$—	$—	$243,047	$243,047	$—
RS Emerging Markets VIP Series
Common Stocks	—	2,831,562	2,831,562	—	—	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at March 31, 2012.

Derivative Instrument Type	RS S&P 500 Index VIP Series
Financial Futures Contracts	$85,700

RS S&P 500 Index VIP Series may, but will not necessarily, enter into derivative transactions, such as financial futures contracts, as a substitute for the purchase or sale of securities or when there is significant cash received from fund shares sold.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	May 23, 2012

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date:	May 23, 2012